SCHEDULE H, LINE 4I - SCHEDULE OF ASSETS (HELD AT END OF YEAR) - AEP Retirement Savings 401(K) Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
ADJUSTMENT FROM FAIR VALUE TO CONTRACT VALUE	$ 14,176,549
PARTICIPANT LOANS (Interest rates ranging from 4.25% to 10.5%, maturing through May 2048)	63,012,706
TOTAL NET ASSETS	$ 5,312,106,064
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
MONEY MARKET FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,064,985
U.S. GOVERNMENT SECURITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	185,204,363
CORPORATE DEBT INSTRUMENTS - PREFERRED
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,987,865
CORPORATE DEBT INSTRUMENTS - ALL OTHER
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	146,367,730
MONEY MARKET FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,411,748
COMMON / COLLECTIVE TRUSTS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,300,709,312
AEP STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	284,635,701
CORPORATE STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	455,137,837
REGISTERED INVESTMENT COMPANIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,678,572
SELF DIRECTED BROKERAGE ACCOUNT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	149,520,188
TOTAL - INVESTMENT CONTRACTS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	379,624,943
TOTAL - INVESTMENT CONTRACTS AT CONTRACT VALUE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	393,801,492
TOTAL ASSETS AT FAIR VALUE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,249,093,358
Investment, Identifier [Axis]: ALA Trust 2025-OANA | FLOATING | June 15, 2040 | 0.054936 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.4936%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 372,347
Investment, Identifier [Axis]: ALA Trust 2025-OANA | FLOATING | June 15, 2040 | 0.054936 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.4936%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	161,015
Investment, Identifier [Axis]: AMERICAN ELECTRIC POWER CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 284,635,701
Investment, Identifier [Axis]: AMEX Credit Account Master Trust 2024-3 | FIXED | July 15, 2029 | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 615,000
Current Value	$ 624,736
Investment, Identifier [Axis]: ARI Fleet Lease Trust 2023-A | FIXED | February 17, 2032 | 0.0541
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.41%
Collateral, Par, or Maturity Value	$ 14,803
Current Value	$ 14,845
Investment, Identifier [Axis]: ARI Fleet Lease Trust 2024-B | FIXED | April 15, 2033 | 0.0554
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.54%
Collateral, Par, or Maturity Value	$ 116,624
Current Value	$ 117,751
Investment, Identifier [Axis]: AT&T Inc | FIXED | February 1, 2028 | 0.0165
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.65%
Collateral, Par, or Maturity Value	$ 490,000
Current Value	$ 470,552
Investment, Identifier [Axis]: AT&T Inc | FIXED | February 1, 2032 | 0.0225
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 430,000
Current Value	$ 381,679
Investment, Identifier [Axis]: AT&T Inc | FIXED | June 1, 2027 | 0.023
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.30%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 88,127
Investment, Identifier [Axis]: AT&T Inc | FIXED | May 15, 2035 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 329,158
Investment, Identifier [Axis]: Advocate Health & Hospitals Corp | FIXED | August 15, 2028 | 0.03829
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.829%
Collateral, Par, or Maturity Value	$ 325,000
Current Value	$ 329,185
Investment, Identifier [Axis]: Agilent Technologies Inc | FIXED | September 9, 2027 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 193,473
Investment, Identifier [Axis]: Agree LP | FIXED | June 15, 2028 | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 143,100
Investment, Identifier [Axis]: Alabama Federal Aid Highway Finance Authority | FIXED | September 1, 2027 | 0.01547
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.547%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 291,488
Investment, Identifier [Axis]: Albemarle Corp | FIXED | June 1, 2027 | 0.0465 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,059
Investment, Identifier [Axis]: Albemarle Corp | FIXED | June 1, 2027 | 0.0465 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 131,338
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc | FIXED | July 1, 2030 | 0.047
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 133,892
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc | FIXED | July 30, 2029 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 81,602
Investment, Identifier [Axis]: Alliant Energy Finance LLC | FIXED | June 6, 2027 | 0.054
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 203,482
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-1 | FIXED | December 15, 2028 | 0.0508
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.08%
Collateral, Par, or Maturity Value	$ 317,301
Current Value	$ 320,151
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-2 | FIXED | July 16, 2029 | 0.0414
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.14%
Collateral, Par, or Maturity Value	$ 263,446
Current Value	$ 264,362
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2025-1 | FIXED | March 15, 2030 | 0.0396
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.96%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 321,586
Investment, Identifier [Axis]: Ameren Illinois Co | FIXED | September 1, 2032 | 0.0385
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 292,329
Investment, Identifier [Axis]: AmeriCredit Automobile Receivables Trust 2024-1 | FIXED | January 18, 2029 | 0.0543
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.43%
Collateral, Par, or Maturity Value	$ 119,746
Current Value	$ 120,886
Investment, Identifier [Axis]: American Express Co | VARIABLE | April 25, 2031 | 0.05016
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.016%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 145,683
Investment, Identifier [Axis]: American Express Co | VARIABLE | February 16, 2028 | 0.05098
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.098%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 123,713
Investment, Identifier [Axis]: American Express Co | VARIABLE | January 30, 2031 | 0.05085
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.085%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 147,394
Investment, Identifier [Axis]: American Express Co | VARIABLE | July 20, 2029 | 0.04351
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.351%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 51,325
Investment, Identifier [Axis]: American Express Co | VARIABLE | July 26, 2028 | 0.05043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.043%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 83,098
Investment, Identifier [Axis]: American Express Co | VARIABLE | October 30, 2031 | 0.06489
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.489%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 55,195
Investment, Identifier [Axis]: American Express Credit Account Master Trust | FIXED | April 15, 2029 | 0.0523
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 930,000
Current Value	$ 949,784
Investment, Identifier [Axis]: American Express Credit Account Master Trust | FIXED | April 15, 2030 | 0.0428
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.28%
Collateral, Par, or Maturity Value	$ 265,000
Current Value	$ 268,586
Investment, Identifier [Axis]: American Express Credit Account Master Trust | FIXED | July 15, 2030 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 410,000
Current Value	$ 416,216
Investment, Identifier [Axis]: American Honda Finance Corp | FIXED | January 12, 2028 | 0.047
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 155,385
Investment, Identifier [Axis]: American Honda Finance Corp | FIXED | July 9, 2027 | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 62,222
Investment, Identifier [Axis]: American Honda Finance Corp | FIXED | March 3, 2028 | 0.0455
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.55%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 194,859
Investment, Identifier [Axis]: American Honda Finance Corp | FIXED | March 5, 2030 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 197,194
Investment, Identifier [Axis]: American Honda Finance Corp | FIXED | September 5, 2029 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 235,853
Investment, Identifier [Axis]: American International Group Inc | FIXED | May 7, 2030 | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 72,298
Investment, Identifier [Axis]: Americredit Automobile Receivables Trust 2023-1 | FIXED | November 18, 2027 | 0.0562
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.62%
Collateral, Par, or Maturity Value	$ 152,110
Current Value	$ 152,869
Investment, Identifier [Axis]: Amrize Finance US LLC | FIXED | April 7, 2027 | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 71,221
Investment, Identifier [Axis]: Amrize Finance US LLC | FIXED | April 7, 2028 | 0.047
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 112,512
Investment, Identifier [Axis]: Amrize Finance US LLC | FIXED | April 7, 2030 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 186,270
Investment, Identifier [Axis]: Anglo American Capital PLC | FIXED | April 10, 2027 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 203,690
Investment, Identifier [Axis]: Anglo American Capital PLC | FIXED | September 10, 2030 | 0.02625
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.625%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 325,771
Investment, Identifier [Axis]: Aon Corp / Aon Global Holdings PLC | FIXED | March 1, 2029 | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 230,208
Investment, Identifier [Axis]: Ascension Health | FIXED | November 15, 2028 | 0.04078
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.078%
Collateral, Par, or Maturity Value	$ 275,000
Current Value	$ 277,344
Investment, Identifier [Axis]: Ascension Health | FIXED | November 15, 2029 | 0.02532
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.532%
Collateral, Par, or Maturity Value	$ 672,000
Current Value	$ 637,902
Investment, Identifier [Axis]: Ascension Health | FIXED | November 15, 2035 | 0.04923
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.923%
Collateral, Par, or Maturity Value	$ 125,000
Current Value	$ 126,063
Investment, Identifier [Axis]: AvalonBay Communities Inc | FIXED | December 1, 2030 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,663
Investment, Identifier [Axis]: BA Credit Card Trust | FIXED | May 15, 2029 | 0.0493 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.93%
Collateral, Par, or Maturity Value	$ 545,000
Current Value	$ 554,763
Investment, Identifier [Axis]: BA Credit Card Trust | FIXED | May 15, 2029 | 0.0493 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.93%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 610,748
Investment, Identifier [Axis]: BA Credit Card Trust | FIXED | May 15, 2030 | 0.0431
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.31%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 375,245
Investment, Identifier [Axis]: BAE Systems PLC | FIXED | February 15, 2031 | 0.019
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.90%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 259,567
Investment, Identifier [Axis]: BAE Systems PLC | FIXED | March 26, 2027 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 205,062
Investment, Identifier [Axis]: BAE Systems PLC | FIXED | March 26, 2029 | 0.05125
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Collateral, Par, or Maturity Value	$ 610,000
Current Value	$ 635,613
Investment, Identifier [Axis]: BANK 2017-BNK5 | FIXED | June 15, 2060 | 0.03131
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.131%
Collateral, Par, or Maturity Value	$ 709,413
Current Value	$ 703,051
Investment, Identifier [Axis]: BANK 2017-BNK6 | FIXED | July 15, 2060 | 0.03254
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.254%
Collateral, Par, or Maturity Value	$ 428,549
Current Value	$ 424,799
Investment, Identifier [Axis]: BANK 2017-BNK6 | FIXED | July 15, 2060 | 0.03518
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.518%
Collateral, Par, or Maturity Value	$ 680,000
Current Value	$ 675,046
Investment, Identifier [Axis]: BANK 2017-BNK8 | FIXED | November 15, 2050 | 0.03229
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.229%
Collateral, Par, or Maturity Value	$ 368,949
Current Value	$ 364,816
Investment, Identifier [Axis]: BANK 2018-BNK11 | FIXED | March 15, 2061 | 0.03784
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.784%
Collateral, Par, or Maturity Value	$ 876,888
Current Value	$ 872,962
Investment, Identifier [Axis]: BHP Billiton Finance USA Ltd | FIXED | February 21, 2030 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 304,702
Investment, Identifier [Axis]: BHP Billiton Finance USA Ltd | FIXED | September 8, 2028 | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 73,277
Investment, Identifier [Axis]: BLP Commercial Mortgage Trust 2025-IND2 | FLOATING | December 15, 2042 | 0.052501
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2501%
Collateral, Par, or Maturity Value	$ 115,000
Current Value	$ 115,392
Investment, Identifier [Axis]: BMP 2024-MF23 | FLOATING | June 15, 2041 | 0.051221 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.1221%
Collateral, Par, or Maturity Value	$ 405,000
Current Value	$ 406,612
Investment, Identifier [Axis]: BMP 2024-MF23 | FLOATING | June 15, 2041 | 0.051221 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.1221%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 230,915
Investment, Identifier [Axis]: BMW US Capital LLC | FIXED | August 11, 2030 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 61,396
Investment, Identifier [Axis]: BMW US Capital LLC | FIXED | August 13, 2029 | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 175,179
Investment, Identifier [Axis]: BMW US Capital LLC | FIXED | August 14, 2028 | 0.0395
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 111,416
Investment, Identifier [Axis]: BMW US Capital LLC | FIXED | March 21, 2028 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 113,082
Investment, Identifier [Axis]: BMW US Capital LLC | FIXED | March 21, 2030 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 65,000
Current Value	$ 67,690
Investment, Identifier [Axis]: BNP Paribas SA | VARIABLE | May 9, 2029 | 0.04792
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.792%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 264,790
Investment, Identifier [Axis]: BNP Paribas SA | VARIABLE | September 30, 2028 | 0.01904
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.904%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 241,788
Investment, Identifier [Axis]: BNP Paribas Sec Corp | VARIABLE | June 30, 2027 | 0.01675
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.675%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 345,645
Investment, Identifier [Axis]: BOCA Commercial Mortgage Trust 2025-BOCA | FLOATING | December 15, 2042 | 0.0545 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.45%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 190,603
Investment, Identifier [Axis]: BOCA Commercial Mortgage Trust 2025-BOCA | FLOATING | December 15, 2042 | 0.0545 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.45%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 130,413
Investment, Identifier [Axis]: BPCE SA | FIXED | January 11, 2028 | 0.0325
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 249,721
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2022-AHP | FLOATING | January 17, 2039 | 0.047401
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.7401%
Collateral, Par, or Maturity Value	$ 535,000
Current Value	$ 535,872
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-AIRC | FLOATING | August 15, 2041 | 0.054414 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.4414%
Collateral, Par, or Maturity Value	$ 491,502
Current Value	$ 493,682
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-AIRC | FLOATING | August 15, 2041 | 0.054414 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.4414%
Collateral, Par, or Maturity Value	$ 196,601
Current Value	$ 197,473
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA2 | FLOATING | November 15, 2041 | 0.052925
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2925%
Collateral, Par, or Maturity Value	$ 405,000
Current Value	$ 406,388
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA3 | FLOATING | December 15, 2039 | 0.050429 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0429%
Collateral, Par, or Maturity Value	$ 156,518
Current Value	$ 156,891
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA3 | FLOATING | December 15, 2039 | 0.050429 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0429%
Collateral, Par, or Maturity Value	$ 224,744
Current Value	$ 225,280
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-XL5 | FLOATING | March 15, 2041 | 0.051418 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.1418%
Collateral, Par, or Maturity Value	$ 323,047
Current Value	$ 324,030
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-XL5 | FLOATING | March 15, 2041 | 0.051418 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.1418%
Collateral, Par, or Maturity Value	$ 117,777
Current Value	$ 118,136
Investment, Identifier [Axis]: BX Trust 2021-BXMF | FLOATING | October 15, 2026 | 0.045004
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.5004%
Collateral, Par, or Maturity Value	$ 179,056
Current Value	$ 179,169
Investment, Identifier [Axis]: BX Trust 2021-RISE | FLOATING | November 15, 2036 | 0.04612 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.612%
Collateral, Par, or Maturity Value	$ 338,132
Current Value	$ 338,556
Investment, Identifier [Axis]: BX Trust 2021-RISE | FLOATING | November 15, 2036 | 0.04612 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.612%
Collateral, Par, or Maturity Value	$ 207,106
Current Value	$ 207,365
Investment, Identifier [Axis]: BX Trust 2022-IND | FLOATING | April 15, 2037 | 0.052411
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2411%
Collateral, Par, or Maturity Value	$ 471,943
Current Value	$ 473,546
Investment, Identifier [Axis]: BX Trust 2024-BIO | FLOATING | February 15, 2041 | 0.053921
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.3921%
Collateral, Par, or Maturity Value	$ 580,000
Current Value	$ 580,219
Investment, Identifier [Axis]: BX Trust 2024-VLT4 | FLOATING | June 15, 2041 | 0.052415 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2415%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 190,411
Investment, Identifier [Axis]: BX Trust 2024-VLT4 | FLOATING | June 15, 2041 | 0.052415 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.2415%
Collateral, Par, or Maturity Value	$ 145,000
Current Value	$ 145,314
Investment, Identifier [Axis]: BX Trust 2025-ARIA | VARIABLE | December 13, 2042 | 0.050311
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0311%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 233,272
Investment, Identifier [Axis]: BX Trust 2025-DELC | VARIABLE | December 13, 2042 | 0.050311
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0311%
Collateral, Par, or Maturity Value	$ 155,000
Current Value	$ 157,205
Investment, Identifier [Axis]: BX Trust 2025-DIME | FLOATING | December 15, 2042 | 0.055072
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.5072%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,360
Investment, Identifier [Axis]: BX Trust 2025-GW | FLOATING | February 15, 2035 | 0.049001
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.9001%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 159,971
Investment, Identifier [Axis]: BX Trust 2025-GW | FLOATING | July 15, 2042 | 0.0535
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.35%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 281,232
Investment, Identifier [Axis]: BX Trust 2025-ROIC | FLOATING | July 15, 2042 | 0.0535
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.35%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 190,836
Investment, Identifier [Axis]: BX Trust 2025-ROIC | FLOATING | March 15, 2030 | 0.04894
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.894%
Collateral, Par, or Maturity Value	$ 433,310
Current Value	$ 433,770
Investment, Identifier [Axis]: Bank of America Commercial Mtg Trust 2017-BNK3 | FIXED | February 15, 2050 | 0.03311
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.311%
Collateral, Par, or Maturity Value	$ 465,104
Current Value	$ 462,637
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | April 22, 2032 | 0.02687
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.687%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 249,407
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | April 27, 2028 | 0.04376
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.376%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 242,850
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | December 20, 2028 | 0.03419
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.419%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 326,590
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | January 24, 2029 | 0.04979
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.979%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 270,584
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | January 24, 2031 | 0.05162
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.162%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 168,906
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | July 21, 2028 | 0.03593
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.593%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 333,035
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | June 14, 2029 | 0.02087
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.087%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 573,117
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | May 9, 2029 | 0.04623 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.623%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 193,849
Investment, Identifier [Axis]: Bank of America Corp | VARIABLE | May 9, 2029 | 0.04623 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.623%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 61,216
Investment, Identifier [Axis]: Bank of Montreal | VARIABLE | January 27, 2029 | 0.05004
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.004%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 166,501
Investment, Identifier [Axis]: Bank of Montreal | VARIABLE | September 10, 2030 | 0.0464
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.64%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 287,734
Investment, Identifier [Axis]: Bank of Montreal | VARIABLE | September 22, 2031 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 115,000
Current Value	$ 116,322
Investment, Identifier [Axis]: Bank of New York Mellon/The | VARIABLE | April 20, 2029 | 0.04729
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.729%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 256,447
Investment, Identifier [Axis]: Bank of Nova Scotia/The | FIXED | February 1, 2030 | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 52,211
Investment, Identifier [Axis]: Bank of Nova Scotia/The | VARIABLE | February 14, 2029 | 0.04932
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.932%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 301,083
Investment, Identifier [Axis]: Bank of Nova Scotia/The | VARIABLE | February 14, 2031 | 0.0513
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.13%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 241,650
Investment, Identifier [Axis]: Bank of Nova Scotia/The | VARIABLE | September 15, 2028 | 0.04043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.043%
Collateral, Par, or Maturity Value	$ 65,000
Current Value	$ 65,788
Investment, Identifier [Axis]: Bank of Nova Scotia/The | VARIABLE | September 15, 2031 | 0.04338
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.338%
Collateral, Par, or Maturity Value	$ 95,000
Current Value	$ 95,960
Investment, Identifier [Axis]: Bank of Nova Scotia/The | VARIABLE | September 8, 2028 | 0.04404
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.404%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 163,053
Investment, Identifier [Axis]: Barings Equipment Finance LLC 2025-B | FIXED | October 13, 2032 | 0.0413
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.13%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 200,919
Investment, Identifier [Axis]: Baxter International Inc | FIXED | December 1, 2028 | 0.02272
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.272%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 113,607
Investment, Identifier [Axis]: Baxter International Inc | FIXED | February 1, 2027 | 0.01915
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.915%
Collateral, Par, or Maturity Value	$ 227,000
Current Value	$ 223,338
Investment, Identifier [Axis]: Bayer US Finance II LLC | FIXED | December 15, 2028 | 0.04375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 351,091
Investment, Identifier [Axis]: Becton Dickinson & Co | FIXED | February 8, 2029 | 0.04874
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.874%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 155,949
Investment, Identifier [Axis]: Black Hills Corp | FIXED | January 15, 2026 | 0.0395
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 468,273
Investment, Identifier [Axis]: Black Hills Corp | FIXED | January 15, 2027 | 0.0315
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.15%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 140,658
Investment, Identifier [Axis]: Black Hills Corp | FIXED | January 31, 2031 | 0.0455
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.55%
Collateral, Par, or Maturity Value	$ 115,000
Current Value	$ 116,433
Investment, Identifier [Axis]: Boeing Co/The | FIXED | February 1, 2027 | 0.027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.70%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 448,544
Investment, Identifier [Axis]: Boeing Co/The | FIXED | February 4, 2026 | 0.02196 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.196%
Collateral, Par, or Maturity Value	$ 20,000
Current Value	$ 20,141
Investment, Identifier [Axis]: Boeing Co/The | FIXED | February 4, 2026 | 0.02196 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.196%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 70,495
Investment, Identifier [Axis]: Boeing Co/The | FIXED | May 1, 2027 | 0.0504
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.04%
Collateral, Par, or Maturity Value	$ 15,000
Current Value	$ 15,281
Investment, Identifier [Axis]: Boeing Co/The | FIXED | May 1, 2030 | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 238,534
Investment, Identifier [Axis]: BofA Auto Trust 2025-1 | FIXED | November 20, 2029 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 285,000
Current Value	$ 287,288
Investment, Identifier [Axis]: Brazos Education Loan Authority Inc | FLOATING | November 25, 2071 | 0.044262
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.4262%
Collateral, Par, or Maturity Value	$ 645,183
Current Value	$ 635,609
Investment, Identifier [Axis]: Brazos Education Loan Authority | FLOATING | January 25, 2072 | 0.045462
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.5462%
Collateral, Par, or Maturity Value	$ 341,954
Current Value	$ 337,440
Investment, Identifier [Axis]: Broadcom Inc | FIXED | February 15, 2030 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 214,998
Investment, Identifier [Axis]: Broadcom Inc | FIXED | July 12, 2029 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 189,723
Investment, Identifier [Axis]: CES MU2 LLC | FIXED | May 13, 2027 | 0.01994
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.994%
Collateral, Par, or Maturity Value	$ 240,834
Current Value	$ 237,488
Investment, Identifier [Axis]: CGMS Commercial Mortgage Trust 2017-B1 | FIXED | December 16, 2030 | 0.0397
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.97%
Collateral, Par, or Maturity Value	$ 235,000
Current Value	$ 235,849
Investment, Identifier [Axis]: CHRISTUS Health | FIXED | July 1, 2028 | 0.04341
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.341%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 410,274
Investment, Identifier [Axis]: CLEVELAND CLINIC HEALTH SYSTEM | FIXED | January 1, 2031 | 0.02785
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.785%
Collateral, Par, or Maturity Value	$ 790,000
Current Value	$ 757,219
Investment, Identifier [Axis]: CNH Equipment Trust 2024-C | FIXED | January 15, 2030 | 0.0403
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.03%
Collateral, Par, or Maturity Value	$ 345,000
Current Value	$ 346,776
Investment, Identifier [Axis]: CNH Equipment Trust 2025-A | FIXED | August 15, 2030 | 0.0436
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.36%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 232,889
Investment, Identifier [Axis]: CNH Industrial Capital LLC | FIXED | April 20, 2029 | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 320,178
Investment, Identifier [Axis]: CNH Industrial Capital LLC | FIXED | July 15, 2026 | 0.0145
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.45%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 297,571
Investment, Identifier [Axis]: CNH Industrial Capital LLC | FIXED | March 21, 2028 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 135,000
Current Value	$ 138,359
Investment, Identifier [Axis]: COMM 2016-COR1 Mortgage Trust | FIXED | October 10, 2049 | 0.02826
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.826%
Collateral, Par, or Maturity Value	$ 557,323
Current Value	554,523
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | BK OF NY MELLON/EB DL NON SL MID CA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	497,527,654
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | BK OF NY MELLON/EB DL NON SL SMALL
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,851,859
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | BK OF NY MELLON/EB DL NON SL STK IX
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,636,050,967
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | BK OF NY MELLON/EB DL NON-SL AGGREG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	563,690,929
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | BK OF NY MELLON/EB DL NON-SL TREAS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,940,172
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | BK OF NY MELLON/MELLON BK DL NON-SL INTL STK INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	808,582,002
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | BK OF NY MELLON/MELLON BK EB DL NON-SL EMERG MKTS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	78,733,000
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | CONESTOGA SMID GR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,320,299
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | JPM STRATEGIC PROPERTY FUND AEP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	100,832,017
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | METWEST TOTAL RETURN BD FD CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	65,767,921
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | SANDS CAP COLLECTIVE INVT TR INTL GROWTH CIT CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,266,348
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | WILLIAM BLAIR COLLECTIVE INVT TR LARGE CAP GR INVT FD CLA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	220,689,466
Investment, Identifier [Axis]: COMMON / COLLECTIVE TRUSTS | WILLIAM BLAIR SMID G
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,456,678
Investment, Identifier [Axis]: CORPORATE STOCKS | 3M CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	187,637
Investment, Identifier [Axis]: CORPORATE STOCKS | A O SMITH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	115,903
Investment, Identifier [Axis]: CORPORATE STOCKS | ABBVIE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	544,035
Investment, Identifier [Axis]: CORPORATE STOCKS | ABM INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	200,671
Investment, Identifier [Axis]: CORPORATE STOCKS | ACADEMY SPORTS & OUTDOORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	270,983
Investment, Identifier [Axis]: CORPORATE STOCKS | ACUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,621
Investment, Identifier [Axis]: CORPORATE STOCKS | ADIDAS AG ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,351,576
Investment, Identifier [Axis]: CORPORATE STOCKS | ADVANCED MICRO DEVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,340,254
Investment, Identifier [Axis]: CORPORATE STOCKS | AECOM
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	201,242
Investment, Identifier [Axis]: CORPORATE STOCKS | AERCAP HOLDINGS NV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	576,046
Investment, Identifier [Axis]: CORPORATE STOCKS | AES CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,408,762
Investment, Identifier [Axis]: CORPORATE STOCKS | AGCO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,884
Investment, Identifier [Axis]: CORPORATE STOCKS | AGILENT TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	486,450
Investment, Identifier [Axis]: CORPORATE STOCKS | ALBERTSONS COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,055,077
Investment, Identifier [Axis]: CORPORATE STOCKS | ALIGN TECHNOLOGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	165,675
Investment, Identifier [Axis]: CORPORATE STOCKS | ALLEGION PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	345,507
Investment, Identifier [Axis]: CORPORATE STOCKS | ALLIANT ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,023,257
Investment, Identifier [Axis]: CORPORATE STOCKS | ALLISON TRANSMISSION HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,674
Investment, Identifier [Axis]: CORPORATE STOCKS | ALLY FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	624,866
Investment, Identifier [Axis]: CORPORATE STOCKS | ALPHABET INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,384,108
Investment, Identifier [Axis]: CORPORATE STOCKS | ALPHABET INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,381,201
Investment, Identifier [Axis]: CORPORATE STOCKS | ALPHABET INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,713,710
Investment, Identifier [Axis]: CORPORATE STOCKS | ALPHABET INC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,077,972
Investment, Identifier [Axis]: CORPORATE STOCKS | ALTRIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	497,145
Investment, Identifier [Axis]: CORPORATE STOCKS | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,895,188
Investment, Identifier [Axis]: CORPORATE STOCKS | AMCOR PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	108,428
Investment, Identifier [Axis]: CORPORATE STOCKS | AMERIPRISE FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	583,995
Investment, Identifier [Axis]: CORPORATE STOCKS | AMETEK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	488,638
Investment, Identifier [Axis]: CORPORATE STOCKS | AMPHENOL CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,219,134
Investment, Identifier [Axis]: CORPORATE STOCKS | AMPHENOL CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,102,742
Investment, Identifier [Axis]: CORPORATE STOCKS | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,796,895
Investment, Identifier [Axis]: CORPORATE STOCKS | APPLIED MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,757,812
Investment, Identifier [Axis]: CORPORATE STOCKS | APPLOVIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,354,327
Investment, Identifier [Axis]: CORPORATE STOCKS | ARAMARK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	168,229
Investment, Identifier [Axis]: CORPORATE STOCKS | ARCHROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	191,767
Investment, Identifier [Axis]: CORPORATE STOCKS | ARCOSA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	797,932
Investment, Identifier [Axis]: CORPORATE STOCKS | ARES CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	183,446
Investment, Identifier [Axis]: CORPORATE STOCKS | ARES MANAGEMENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	319,219
Investment, Identifier [Axis]: CORPORATE STOCKS | ARISTA NETWORKS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,039,985
Investment, Identifier [Axis]: CORPORATE STOCKS | ARROW ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	214,851
Investment, Identifier [Axis]: CORPORATE STOCKS | ASSURANT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	240,850
Investment, Identifier [Axis]: CORPORATE STOCKS | ASSURED GUARANTY LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	402,707
Investment, Identifier [Axis]: CORPORATE STOCKS | AUTODESK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,056,756
Investment, Identifier [Axis]: CORPORATE STOCKS | AUTOLIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	190,632
Investment, Identifier [Axis]: CORPORATE STOCKS | AUTONATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	594,456
Investment, Identifier [Axis]: CORPORATE STOCKS | AVANTOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	111,724
Investment, Identifier [Axis]: CORPORATE STOCKS | AVNET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	199,099
Investment, Identifier [Axis]: CORPORATE STOCKS | AXCELIS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	196,753
Investment, Identifier [Axis]: CORPORATE STOCKS | AXIS CAPITAL HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	232,814
Investment, Identifier [Axis]: CORPORATE STOCKS | AXON ENTERPRISE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,023,410
Investment, Identifier [Axis]: CORPORATE STOCKS | AXON ENTERPRISE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	366,315
Investment, Identifier [Axis]: CORPORATE STOCKS | AXOS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,481
Investment, Identifier [Axis]: CORPORATE STOCKS | AZZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	148,016
Investment, Identifier [Axis]: CORPORATE STOCKS | BAKER HUGHES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	165,811
Investment, Identifier [Axis]: CORPORATE STOCKS | BANK OF AMERICA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,157,925
Investment, Identifier [Axis]: CORPORATE STOCKS | BERKSHIRE HATHAWAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,739,443
Investment, Identifier [Axis]: CORPORATE STOCKS | BGC GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	168,482
Investment, Identifier [Axis]: CORPORATE STOCKS | BIOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	195,349
Investment, Identifier [Axis]: CORPORATE STOCKS | BJ'S WHOLESALE CLUB HOLDINGS I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	519,023
Investment, Identifier [Axis]: CORPORATE STOCKS | BLUE OWL CAPITAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	161,441
Investment, Identifier [Axis]: CORPORATE STOCKS | BLUE OWL CAPITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	351,314
Investment, Identifier [Axis]: CORPORATE STOCKS | BOEING CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,703,416
Investment, Identifier [Axis]: CORPORATE STOCKS | BOISE CASCADE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	202,842
Investment, Identifier [Axis]: CORPORATE STOCKS | BOOKING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	610,508
Investment, Identifier [Axis]: CORPORATE STOCKS | BOOT BARN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	508,763
Investment, Identifier [Axis]: CORPORATE STOCKS | BORGWARNER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	191,235
Investment, Identifier [Axis]: CORPORATE STOCKS | BOSTON SCIENTIFIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,549,247
Investment, Identifier [Axis]: CORPORATE STOCKS | BOYD GAMING CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	627,707
Investment, Identifier [Axis]: CORPORATE STOCKS | BOYD GAMING CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	216,339
Investment, Identifier [Axis]: CORPORATE STOCKS | BP PLC ADR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	180,006
Investment, Identifier [Axis]: CORPORATE STOCKS | BP PLC ADR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,754,386
Investment, Identifier [Axis]: CORPORATE STOCKS | BRINK'S CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	362,447
Investment, Identifier [Axis]: CORPORATE STOCKS | BRISTOL-MYERS SQUIBB CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	587,838
Investment, Identifier [Axis]: CORPORATE STOCKS | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,682,952
Investment, Identifier [Axis]: CORPORATE STOCKS | BUILDERS FIRSTSOURCE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	100,935
Investment, Identifier [Axis]: CORPORATE STOCKS | BUILDERS FIRSTSOURCE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	282,433
Investment, Identifier [Axis]: CORPORATE STOCKS | BUNGE GLOBAL SA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	111,261
Investment, Identifier [Axis]: CORPORATE STOCKS | BURLINGTON STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,096,186
Investment, Identifier [Axis]: CORPORATE STOCKS | CADENCE BANK 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	238,447
Investment, Identifier [Axis]: CORPORATE STOCKS | CADENCE BANK 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	601,259
Investment, Identifier [Axis]: CORPORATE STOCKS | CADENCE DESIGN SYSTEMS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,017,448
Investment, Identifier [Axis]: CORPORATE STOCKS | CADENCE DESIGN SYSTEMS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,017,591
Investment, Identifier [Axis]: CORPORATE STOCKS | CAPITAL ONE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,164,275
Investment, Identifier [Axis]: CORPORATE STOCKS | CARDINAL HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	555,261
Investment, Identifier [Axis]: CORPORATE STOCKS | CARGURUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	327,471
Investment, Identifier [Axis]: CORPORATE STOCKS | CARLISLE COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	193,835
Investment, Identifier [Axis]: CORPORATE STOCKS | CARNIVAL CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	241,877
Investment, Identifier [Axis]: CORPORATE STOCKS | CARNIVAL CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	688,463
Investment, Identifier [Axis]: CORPORATE STOCKS | CASEY'S GENERAL STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	588,083
Investment, Identifier [Axis]: CORPORATE STOCKS | CATALYST PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	134,602
Investment, Identifier [Axis]: CORPORATE STOCKS | CAVCO INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	289,463
Investment, Identifier [Axis]: CORPORATE STOCKS | CDW CORP/DE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,178
Investment, Identifier [Axis]: CORPORATE STOCKS | CENCORA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	502,572
Investment, Identifier [Axis]: CORPORATE STOCKS | CENTENE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	335,002
Investment, Identifier [Axis]: CORPORATE STOCKS | CF INDUSTRIES HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	114,463
Investment, Identifier [Axis]: CORPORATE STOCKS | CH ROBINSON WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	344,509
Investment, Identifier [Axis]: CORPORATE STOCKS | CHECK POINT SOFTWARE TECHNOLOG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	276,484
Investment, Identifier [Axis]: CORPORATE STOCKS | CHECK POINT SOFTWARE TECHNOLOG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,768,387
Investment, Identifier [Axis]: CORPORATE STOCKS | CHORD ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	191,055
Investment, Identifier [Axis]: CORPORATE STOCKS | CIENA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	260,765
Investment, Identifier [Axis]: CORPORATE STOCKS | CIRRUS LOGIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,031
Investment, Identifier [Axis]: CORPORATE STOCKS | CISCO SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,098,448
Investment, Identifier [Axis]: CORPORATE STOCKS | CITIGROUP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,256,785
Investment, Identifier [Axis]: CORPORATE STOCKS | CITIGROUP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	626,159
Investment, Identifier [Axis]: CORPORATE STOCKS | CIVITAS RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,950
Investment, Identifier [Axis]: CORPORATE STOCKS | CMS ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,006,642
Investment, Identifier [Axis]: CORPORATE STOCKS | COCA-COLA CONSOLIDATED INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	498,532
Investment, Identifier [Axis]: CORPORATE STOCKS | COGNIZANT TECHNOLOGY SOLUTIONS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,162,332
Investment, Identifier [Axis]: CORPORATE STOCKS | COHERENT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	592,470
Investment, Identifier [Axis]: CORPORATE STOCKS | COLUMBIA BANKING SYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	202,805
Investment, Identifier [Axis]: CORPORATE STOCKS | COMMERCIAL METALS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	261,790
Investment, Identifier [Axis]: CORPORATE STOCKS | CONCENTRIX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	152,308
Investment, Identifier [Axis]: CORPORATE STOCKS | CONSTELLATION ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,475,824
Investment, Identifier [Axis]: CORPORATE STOCKS | CONSTRUCTION PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	753,337
Investment, Identifier [Axis]: CORPORATE STOCKS | CORE & MAIN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	201,540
Investment, Identifier [Axis]: CORPORATE STOCKS | COSTCO WHOLESALE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,295,001
Investment, Identifier [Axis]: CORPORATE STOCKS | COTERRA ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,117,049
Investment, Identifier [Axis]: CORPORATE STOCKS | COVISTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	281,128
Investment, Identifier [Axis]: CORPORATE STOCKS | CRANE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	497,961
Investment, Identifier [Axis]: CORPORATE STOCKS | CROWDSTRIKE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,172,099
Investment, Identifier [Axis]: CORPORATE STOCKS | CROWN HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	231,785
Investment, Identifier [Axis]: CORPORATE STOCKS | CSX CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	205,030
Investment, Identifier [Axis]: CORPORATE STOCKS | CSX CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,237,894
Investment, Identifier [Axis]: CORPORATE STOCKS | CUMMINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	198,565
Investment, Identifier [Axis]: CORPORATE STOCKS | CURTISS-WRIGHT CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,094,822
Investment, Identifier [Axis]: CORPORATE STOCKS | CURTISS-WRIGHT CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	901,326
Investment, Identifier [Axis]: CORPORATE STOCKS | CUSHMAN & WAKEFIELD LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	732,678
Investment, Identifier [Axis]: CORPORATE STOCKS | CVS HEALTH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	537,743
Investment, Identifier [Axis]: CORPORATE STOCKS | DATADOG INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,443,942
Investment, Identifier [Axis]: CORPORATE STOCKS | DAVITA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	510,677
Investment, Identifier [Axis]: CORPORATE STOCKS | DAVITA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	151,897
Investment, Identifier [Axis]: CORPORATE STOCKS | DELL TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,033,349
Investment, Identifier [Axis]: CORPORATE STOCKS | DEVON ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	176,703
Investment, Identifier [Axis]: CORPORATE STOCKS | DEXCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,388,792
Investment, Identifier [Axis]: CORPORATE STOCKS | DILLARD'S INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	499,018
Investment, Identifier [Axis]: CORPORATE STOCKS | DOORDASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	737,192
Investment, Identifier [Axis]: CORPORATE STOCKS | DOUBLEVERIFY HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	136,067
Investment, Identifier [Axis]: CORPORATE STOCKS | DOVER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,831
Investment, Identifier [Axis]: CORPORATE STOCKS | DR HORTON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	406,885
Investment, Identifier [Axis]: CORPORATE STOCKS | DROPBOX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,029,406
Investment, Identifier [Axis]: CORPORATE STOCKS | DTE ENERGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	292,914
Investment, Identifier [Axis]: CORPORATE STOCKS | EAST WEST BANCORP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	383,812
Investment, Identifier [Axis]: CORPORATE STOCKS | EASTMAN CHEMICAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	112,213
Investment, Identifier [Axis]: CORPORATE STOCKS | EDWARDS LIFESCIENCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,288,622
Investment, Identifier [Axis]: CORPORATE STOCKS | ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,915
Investment, Identifier [Axis]: CORPORATE STOCKS | ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,680,717
Investment, Identifier [Axis]: CORPORATE STOCKS | EMCOR GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	190,878
Investment, Identifier [Axis]: CORPORATE STOCKS | EMERSON ELECTRIC CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	195,231
Investment, Identifier [Axis]: CORPORATE STOCKS | ENERSYS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	340,313
Investment, Identifier [Axis]: CORPORATE STOCKS | EOG RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	174,842
Investment, Identifier [Axis]: CORPORATE STOCKS | EOS ENERGY ENTERPRISES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	392,906
Investment, Identifier [Axis]: CORPORATE STOCKS | EPAM SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	269,827
Investment, Identifier [Axis]: CORPORATE STOCKS | EQT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,122,828
Investment, Identifier [Axis]: CORPORATE STOCKS | EQUITABLE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	117,171
Investment, Identifier [Axis]: CORPORATE STOCKS | ESSENT GROUP LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	219,019
Investment, Identifier [Axis]: CORPORATE STOCKS | ESSENTIAL PROPERTIES REALTY TR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	173,007
Investment, Identifier [Axis]: CORPORATE STOCKS | EURONET WORLDWIDE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	160,288
Investment, Identifier [Axis]: CORPORATE STOCKS | EVERCORE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	720,309
Investment, Identifier [Axis]: CORPORATE STOCKS | EVERGY INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,007,249
Investment, Identifier [Axis]: CORPORATE STOCKS | EVERGY INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	278,289
Investment, Identifier [Axis]: CORPORATE STOCKS | EXPEDIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	641,414
Investment, Identifier [Axis]: CORPORATE STOCKS | F&G ANNUITIES & LIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,060
Investment, Identifier [Axis]: CORPORATE STOCKS | FABRINET 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	973,844
Investment, Identifier [Axis]: CORPORATE STOCKS | FABRINET 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	157,072
Investment, Identifier [Axis]: CORPORATE STOCKS | FEDERAL AGRICULTURAL MORTGAGE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	263,531
Investment, Identifier [Axis]: CORPORATE STOCKS | FIDELITY NATIONAL FINANCIAL IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	503,975
Investment, Identifier [Axis]: CORPORATE STOCKS | FIDELITY NATIONAL INFORMATION
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,357,004
Investment, Identifier [Axis]: CORPORATE STOCKS | FIRST ADVANTAGE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	218,633
Investment, Identifier [Axis]: CORPORATE STOCKS | FIRST AMERICAN FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	305,480
Investment, Identifier [Axis]: CORPORATE STOCKS | FIRST HORIZON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,498
Investment, Identifier [Axis]: CORPORATE STOCKS | FIRST INDUSTRIAL REALTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,180
Investment, Identifier [Axis]: CORPORATE STOCKS | FIRSTCASH HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	585,562
Investment, Identifier [Axis]: CORPORATE STOCKS | FIRSTENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	297,138
Investment, Identifier [Axis]: CORPORATE STOCKS | FLEX LTD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	386,205
Investment, Identifier [Axis]: CORPORATE STOCKS | FLEX LTD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,546,752
Investment, Identifier [Axis]: CORPORATE STOCKS | FLOOR & DECOR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	290,750
Investment, Identifier [Axis]: CORPORATE STOCKS | FLOWSERVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	793,013
Investment, Identifier [Axis]: CORPORATE STOCKS | FRANKLIN RESOURCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	571,568
Investment, Identifier [Axis]: CORPORATE STOCKS | FRONTDOOR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	497,922
Investment, Identifier [Axis]: CORPORATE STOCKS | GAP INC/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	183,424
Investment, Identifier [Axis]: CORPORATE STOCKS | GARMIN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	623,561
Investment, Identifier [Axis]: CORPORATE STOCKS | GATES INDUSTRIAL CORP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,191
Investment, Identifier [Axis]: CORPORATE STOCKS | GCI LIBERTY INC SR ESCROW
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: CORPORATE STOCKS | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,030,265
Investment, Identifier [Axis]: CORPORATE STOCKS | GE HEALTHCARE TECHNOLOGIES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	554,783
Investment, Identifier [Axis]: CORPORATE STOCKS | GE HEALTHCARE TECHNOLOGIES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,033,686
Investment, Identifier [Axis]: CORPORATE STOCKS | GE VERNOVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	290,839
Investment, Identifier [Axis]: CORPORATE STOCKS | GEN DIGITAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	444,665
Investment, Identifier [Axis]: CORPORATE STOCKS | GENERAL MOTORS CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,147,661
Investment, Identifier [Axis]: CORPORATE STOCKS | GENERAL MOTORS CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	603,069
Investment, Identifier [Axis]: CORPORATE STOCKS | GENUINE PARTS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	177,431
Investment, Identifier [Axis]: CORPORATE STOCKS | GIBRALTAR INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	145,304
Investment, Identifier [Axis]: CORPORATE STOCKS | GILDAN ACTIVEWEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	613,670
Investment, Identifier [Axis]: CORPORATE STOCKS | GILEAD SCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	529,132
Investment, Identifier [Axis]: CORPORATE STOCKS | GOLDMAN SACHS GROUP INC/THE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	558,165
Investment, Identifier [Axis]: CORPORATE STOCKS | GOLDMAN SACHS GROUP INC/THE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,320,560
Investment, Identifier [Axis]: CORPORATE STOCKS | GRAND CANYON EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	357,567
Investment, Identifier [Axis]: CORPORATE STOCKS | GRANITE CONSTRUCTION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	336,245
Investment, Identifier [Axis]: CORPORATE STOCKS | GREEN BRICK PARTNERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	142,552
Investment, Identifier [Axis]: CORPORATE STOCKS | GROUP 1 AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	251,319
Investment, Identifier [Axis]: CORPORATE STOCKS | HALLIBURTON CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	181,486
Investment, Identifier [Axis]: CORPORATE STOCKS | HALLIBURTON CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	245,466
Investment, Identifier [Axis]: CORPORATE STOCKS | HALOZYME THERAPEUTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,691
Investment, Identifier [Axis]: CORPORATE STOCKS | HANCOCK WHITNEY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	230,140
Investment, Identifier [Axis]: CORPORATE STOCKS | HARMONY BIOSCIENCES HOLDINGS I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	178,082
Investment, Identifier [Axis]: CORPORATE STOCKS | HARTFORD INSURANCE GROUP INC/T
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	570,079
Investment, Identifier [Axis]: CORPORATE STOCKS | HASBRO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	600,568
Investment, Identifier [Axis]: CORPORATE STOCKS | HCA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	513,546
Investment, Identifier [Axis]: CORPORATE STOCKS | HELIOS TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	710,615
Investment, Identifier [Axis]: CORPORATE STOCKS | HERC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	827,219
Investment, Identifier [Axis]: CORPORATE STOCKS | HEXCEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	731,241
Investment, Identifier [Axis]: CORPORATE STOCKS | HILTON WORLDWIDE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,671,425
Investment, Identifier [Axis]: CORPORATE STOCKS | HNI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	220,416
Investment, Identifier [Axis]: CORPORATE STOCKS | HOME BANCSHARES INC/AR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	186,876
Investment, Identifier [Axis]: CORPORATE STOCKS | HOULIHAN LOKEY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	171,055
Investment, Identifier [Axis]: CORPORATE STOCKS | HUBBELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,421,152
Investment, Identifier [Axis]: CORPORATE STOCKS | HUNTINGTON INGALLS INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,800,671
Investment, Identifier [Axis]: CORPORATE STOCKS | HURON CONSULTING GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	355,330
Investment, Identifier [Axis]: CORPORATE STOCKS | ICON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	264,948
Investment, Identifier [Axis]: CORPORATE STOCKS | INCYTE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,323,564
Investment, Identifier [Axis]: CORPORATE STOCKS | INGREDION INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	113,237
Investment, Identifier [Axis]: CORPORATE STOCKS | INGREDION INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	273,114
Investment, Identifier [Axis]: CORPORATE STOCKS | INSTALLED BUILDING PRODUCTS IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	109,203
Investment, Identifier [Axis]: CORPORATE STOCKS | INTERDIGITAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,043,331
Investment, Identifier [Axis]: CORPORATE STOCKS | INTERDIGITAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	217,454
Investment, Identifier [Axis]: CORPORATE STOCKS | INTUIT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,137,375
Investment, Identifier [Axis]: CORPORATE STOCKS | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,751,943
Investment, Identifier [Axis]: CORPORATE STOCKS | INVESCO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	603,658
Investment, Identifier [Axis]: CORPORATE STOCKS | IQVIA HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	778,792
Investment, Identifier [Axis]: CORPORATE STOCKS | JABIL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,171,567
Investment, Identifier [Axis]: CORPORATE STOCKS | JACKSON FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	609,611
Investment, Identifier [Axis]: CORPORATE STOCKS | JACOBS SOLUTIONS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,377
Investment, Identifier [Axis]: CORPORATE STOCKS | JACOBS SOLUTIONS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,530
Investment, Identifier [Axis]: CORPORATE STOCKS | JAZZ PHARMACEUTICALS PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	529,380
Investment, Identifier [Axis]: CORPORATE STOCKS | JEFFERIES FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,536
Investment, Identifier [Axis]: CORPORATE STOCKS | JOHNSON & JOHNSON
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	514,892
Investment, Identifier [Axis]: CORPORATE STOCKS | JONES LANG LASALLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	379,875
Investment, Identifier [Axis]: CORPORATE STOCKS | KBR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	232,034
Investment, Identifier [Axis]: CORPORATE STOCKS | KEYSIGHT TECHNOLOGIES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,083,612
Investment, Identifier [Axis]: CORPORATE STOCKS | KEYSIGHT TECHNOLOGIES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,488,062
Investment, Identifier [Axis]: CORPORATE STOCKS | KIMCO REALTY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	190,335
Investment, Identifier [Axis]: CORPORATE STOCKS | KINDER MORGAN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,369,638
Investment, Identifier [Axis]: CORPORATE STOCKS | KLA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,183,488
Investment, Identifier [Axis]: CORPORATE STOCKS | KONTOOR BRANDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	225,972
Investment, Identifier [Axis]: CORPORATE STOCKS | KORN FERRY
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	166,568
Investment, Identifier [Axis]: CORPORATE STOCKS | KYNDRYL HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,992,133
Investment, Identifier [Axis]: CORPORATE STOCKS | KYNDRYL HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	136,173
Investment, Identifier [Axis]: CORPORATE STOCKS | LABCORP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	475,919
Investment, Identifier [Axis]: CORPORATE STOCKS | LAM RESEARCH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,146,050
Investment, Identifier [Axis]: CORPORATE STOCKS | LAMAR ADVERTISING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	190,376
Investment, Identifier [Axis]: CORPORATE STOCKS | LAS VEGAS SANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	594,402
Investment, Identifier [Axis]: CORPORATE STOCKS | LAUREATE EDUCATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	420,269
Investment, Identifier [Axis]: CORPORATE STOCKS | LCI INDUSTRIES
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	229,454
Investment, Identifier [Axis]: CORPORATE STOCKS | LEAR CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	210,176
Investment, Identifier [Axis]: CORPORATE STOCKS | LEAR CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	201,811
Investment, Identifier [Axis]: CORPORATE STOCKS | LEGALZOOM.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	263,999
Investment, Identifier [Axis]: CORPORATE STOCKS | LEIDOS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,037,300
Investment, Identifier [Axis]: CORPORATE STOCKS | LIFE TIME GROUP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	632,551
Investment, Identifier [Axis]: CORPORATE STOCKS | LINCOLN ELECTRIC HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	784,821
Investment, Identifier [Axis]: CORPORATE STOCKS | LITHIA MOTORS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	291,786
Investment, Identifier [Axis]: CORPORATE STOCKS | LITTELFUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	133,795
Investment, Identifier [Axis]: CORPORATE STOCKS | LIVERAMP HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	148,319
Investment, Identifier [Axis]: CORPORATE STOCKS | LOUISIANA-PACIFIC CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	109,268
Investment, Identifier [Axis]: CORPORATE STOCKS | LYONDELLBASELL INDUSTRIES NV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	111,801
Investment, Identifier [Axis]: CORPORATE STOCKS | MACY'S INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	550,897
Investment, Identifier [Axis]: CORPORATE STOCKS | MAGNITE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	417,403
Investment, Identifier [Axis]: CORPORATE STOCKS | MAPLEBEAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	223,641
Investment, Identifier [Axis]: CORPORATE STOCKS | MARVELL TECHNOLOGY INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	688,763
Investment, Identifier [Axis]: CORPORATE STOCKS | MARVELL TECHNOLOGY INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,148,719
Investment, Identifier [Axis]: CORPORATE STOCKS | MASCO CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	199,074
Investment, Identifier [Axis]: CORPORATE STOCKS | MASCO CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	693,301
Investment, Identifier [Axis]: CORPORATE STOCKS | MASTERCARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,978,074
Investment, Identifier [Axis]: CORPORATE STOCKS | MATSON INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	217,324
Investment, Identifier [Axis]: CORPORATE STOCKS | MATSON INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	217,324
Investment, Identifier [Axis]: CORPORATE STOCKS | MAXIMUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	256,198
Investment, Identifier [Axis]: CORPORATE STOCKS | MCKESSON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	492,174
Investment, Identifier [Axis]: CORPORATE STOCKS | MERCADOLIBRE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,117,914
Investment, Identifier [Axis]: CORPORATE STOCKS | MERCK & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	665,348
Investment, Identifier [Axis]: CORPORATE STOCKS | META PLATFORMS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,925,077
Investment, Identifier [Axis]: CORPORATE STOCKS | META PLATFORMS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,192,783
Investment, Identifier [Axis]: CORPORATE STOCKS | METHANEX CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	301,515
Investment, Identifier [Axis]: CORPORATE STOCKS | METLIFE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	588,813
Investment, Identifier [Axis]: CORPORATE STOCKS | MICROSOFT CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,841,331
Investment, Identifier [Axis]: CORPORATE STOCKS | MICROSOFT CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,079,440
Investment, Identifier [Axis]: CORPORATE STOCKS | MIDDLEBY CORP/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	206,503
Investment, Identifier [Axis]: CORPORATE STOCKS | MIRION TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	550,370
Investment, Identifier [Axis]: CORPORATE STOCKS | MODINE MANUFACTURING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	160,212
Investment, Identifier [Axis]: CORPORATE STOCKS | MOHAWK INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,748,254
Investment, Identifier [Axis]: CORPORATE STOCKS | MOLINA HEALTHCARE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	170,416
Investment, Identifier [Axis]: CORPORATE STOCKS | MONOLITHIC POWER SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,044,127
Investment, Identifier [Axis]: CORPORATE STOCKS | MOSAIC CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,152
Investment, Identifier [Axis]: CORPORATE STOCKS | MUELLER INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,311
Investment, Identifier [Axis]: CORPORATE STOCKS | MURPHY OIL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	180,781
Investment, Identifier [Axis]: CORPORATE STOCKS | MURPHY USA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	321,605
Investment, Identifier [Axis]: CORPORATE STOCKS | NASDAQ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,011,609
Investment, Identifier [Axis]: CORPORATE STOCKS | NESTLE SA ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,824,467
Investment, Identifier [Axis]: CORPORATE STOCKS | NETAPP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	242,452
Investment, Identifier [Axis]: CORPORATE STOCKS | NETAPP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,072,506
Investment, Identifier [Axis]: CORPORATE STOCKS | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,242,122
Investment, Identifier [Axis]: CORPORATE STOCKS | NEUROCRINE BIOSCIENCES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	166,934
Investment, Identifier [Axis]: CORPORATE STOCKS | NEW YORK TIMES CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	649,008
Investment, Identifier [Axis]: CORPORATE STOCKS | NEWMONT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,440,336
Investment, Identifier [Axis]: CORPORATE STOCKS | NEXTPOWER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,080,251
Investment, Identifier [Axis]: CORPORATE STOCKS | NISOURCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,806
Investment, Identifier [Axis]: CORPORATE STOCKS | NOV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,997
Investment, Identifier [Axis]: CORPORATE STOCKS | NRG ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	290,931
Investment, Identifier [Axis]: CORPORATE STOCKS | NUCOR CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	111,893
Investment, Identifier [Axis]: CORPORATE STOCKS | NUCOR CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	710,344
Investment, Identifier [Axis]: CORPORATE STOCKS | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,722,935
Investment, Identifier [Axis]: CORPORATE STOCKS | O'REILLY AUTOMOTIVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,970,683
Investment, Identifier [Axis]: CORPORATE STOCKS | OCCIDENTAL PETROLEUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	177,351
Investment, Identifier [Axis]: CORPORATE STOCKS | OGE ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	139,971
Investment, Identifier [Axis]: CORPORATE STOCKS | OPTION CARE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	307,290
Investment, Identifier [Axis]: CORPORATE STOCKS | ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,467,171
Investment, Identifier [Axis]: CORPORATE STOCKS | OSHKOSH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,299
Investment, Identifier [Axis]: CORPORATE STOCKS | OVINTIV INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	172,122
Investment, Identifier [Axis]: CORPORATE STOCKS | OWENS CORNING
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	103,517
Investment, Identifier [Axis]: CORPORATE STOCKS | PACKAGING CORP OF AMERICA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	112,808
Investment, Identifier [Axis]: CORPORATE STOCKS | PARKER-HANNIFIN CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	646,036
Investment, Identifier [Axis]: CORPORATE STOCKS | PARKER-HANNIFIN CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	199,524
Investment, Identifier [Axis]: CORPORATE STOCKS | PAYCHEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,125,614
Investment, Identifier [Axis]: CORPORATE STOCKS | PEGASYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	243,478
Investment, Identifier [Axis]: CORPORATE STOCKS | PENNYMAC FINANCIAL SERVICES IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	246,145
Investment, Identifier [Axis]: CORPORATE STOCKS | PERFORMANCE FOOD GROUP CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	697,779
Investment, Identifier [Axis]: CORPORATE STOCKS | PERMIAN RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,166
Investment, Identifier [Axis]: CORPORATE STOCKS | PFIZER INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	528,129
Investment, Identifier [Axis]: CORPORATE STOCKS | PINNACLE FINANCIAL PARTNERS IN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	199,979
Investment, Identifier [Axis]: CORPORATE STOCKS | PPL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	296,094
Investment, Identifier [Axis]: CORPORATE STOCKS | PREFERRED BANK/LOS ANGELES CA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	210,768
Investment, Identifier [Axis]: CORPORATE STOCKS | PRIMO BRANDS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,911
Investment, Identifier [Axis]: CORPORATE STOCKS | PRINCIPAL FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	610,590
Investment, Identifier [Axis]: CORPORATE STOCKS | PRUDENTIAL FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	573,318
Investment, Identifier [Axis]: CORPORATE STOCKS | PUBLIC SERVICE ENTERPRISE GROU
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,708,519
Investment, Identifier [Axis]: CORPORATE STOCKS | PVH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	438,311
Investment, Identifier [Axis]: CORPORATE STOCKS | QNITY ELECTRONICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	105,002
Investment, Identifier [Axis]: CORPORATE STOCKS | QORVO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	247,192
Investment, Identifier [Axis]: CORPORATE STOCKS | QUALCOMM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,482,791
Investment, Identifier [Axis]: CORPORATE STOCKS | QUEST DIAGNOSTICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	331,269
Investment, Identifier [Axis]: CORPORATE STOCKS | QXO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,850,200
Investment, Identifier [Axis]: CORPORATE STOCKS | RALPH LAUREN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	617,403
Investment, Identifier [Axis]: CORPORATE STOCKS | RANGE RESOURCES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,086
Investment, Identifier [Axis]: CORPORATE STOCKS | REGENERON PHARMACEUTICALS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,353,775
Investment, Identifier [Axis]: CORPORATE STOCKS | REGENERON PHARMACEUTICALS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	578,131
Investment, Identifier [Axis]: CORPORATE STOCKS | REGIONS FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	589,588
Investment, Identifier [Axis]: CORPORATE STOCKS | RELIANCE INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	106,304
Investment, Identifier [Axis]: CORPORATE STOCKS | RELIANCE INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,742
Investment, Identifier [Axis]: CORPORATE STOCKS | RENAISSANCERE HOLDINGS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	432,705
Investment, Identifier [Axis]: CORPORATE STOCKS | ROBINHOOD MARKETS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	573,983
Investment, Identifier [Axis]: CORPORATE STOCKS | ROCKET COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	657,756
Investment, Identifier [Axis]: CORPORATE STOCKS | ROCKWELL AUTOMATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	480,501
Investment, Identifier [Axis]: CORPORATE STOCKS | ROYAL CARIBBEAN CRUISES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	202,217
Investment, Identifier [Axis]: CORPORATE STOCKS | ROYAL GOLD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	150,490
Investment, Identifier [Axis]: CORPORATE STOCKS | ROYALTY PHARMA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	569,206
Investment, Identifier [Axis]: CORPORATE STOCKS | RYDER SYSTEM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	196,175
Investment, Identifier [Axis]: CORPORATE STOCKS | SALESFORCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,539,162
Investment, Identifier [Axis]: CORPORATE STOCKS | SANDISK CORP/DE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	283,669
Investment, Identifier [Axis]: CORPORATE STOCKS | SEAGATE TECHNOLOGY HOLDINGS PL
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,105,691
Investment, Identifier [Axis]: CORPORATE STOCKS | SENSATA TECHNOLOGIES HOLDING P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	279,969
Investment, Identifier [Axis]: CORPORATE STOCKS | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,702,578
Investment, Identifier [Axis]: CORPORATE STOCKS | SHARKNINJA INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	617,688
Investment, Identifier [Axis]: CORPORATE STOCKS | SHARKNINJA INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	499,969
Investment, Identifier [Axis]: CORPORATE STOCKS | SHELL PLC ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,655
Investment, Identifier [Axis]: CORPORATE STOCKS | SHOPIFY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,065,030
Investment, Identifier [Axis]: CORPORATE STOCKS | SLB LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	191,516
Investment, Identifier [Axis]: CORPORATE STOCKS | SLM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	572,157
Investment, Identifier [Axis]: CORPORATE STOCKS | SM ENERGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	173,349
Investment, Identifier [Axis]: CORPORATE STOCKS | SNAP-ON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	189,875
Investment, Identifier [Axis]: CORPORATE STOCKS | SNOWFLAKE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,717,713
Investment, Identifier [Axis]: CORPORATE STOCKS | SOLVENTUM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	532,968
Investment, Identifier [Axis]: CORPORATE STOCKS | SONOCO PRODUCTS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	120,534
Investment, Identifier [Axis]: CORPORATE STOCKS | SOUTH BOW CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	240,610
Investment, Identifier [Axis]: CORPORATE STOCKS | SOUTHWEST AIRLINES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,695,749
Investment, Identifier [Axis]: CORPORATE STOCKS | SOUTHWEST GAS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	289,432
Investment, Identifier [Axis]: CORPORATE STOCKS | SPOTIFY TECHNOLOGY SA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,623,665
Investment, Identifier [Axis]: CORPORATE STOCKS | SS&C TECHNOLOGIES HOLDINGS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	227,379
Investment, Identifier [Axis]: CORPORATE STOCKS | SS&C TECHNOLOGIES HOLDINGS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,131,302
Investment, Identifier [Axis]: CORPORATE STOCKS | STATE STREET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	612,410
Investment, Identifier [Axis]: CORPORATE STOCKS | STEEL DYNAMICS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	110,990
Investment, Identifier [Axis]: CORPORATE STOCKS | STERLING INFRASTRUCTURE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	158,627
Investment, Identifier [Axis]: CORPORATE STOCKS | STEVEN MADDEN LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	199,622
Investment, Identifier [Axis]: CORPORATE STOCKS | STIFEL FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	147,760
Investment, Identifier [Axis]: CORPORATE STOCKS | STONEX GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	301,847
Investment, Identifier [Axis]: CORPORATE STOCKS | SYNCHRONY FINANCIAL 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	606,202
Investment, Identifier [Axis]: CORPORATE STOCKS | SYNCHRONY FINANCIAL 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	416,733
Investment, Identifier [Axis]: CORPORATE STOCKS | T-MOBILE US INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	298,672
Investment, Identifier [Axis]: CORPORATE STOCKS | TAIWAN SEMICONDUCTOR MANUFACTU ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,500,509
Investment, Identifier [Axis]: CORPORATE STOCKS | TALEN ENERGY CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	307,369
Investment, Identifier [Axis]: CORPORATE STOCKS | TALEN ENERGY CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	151,061
Investment, Identifier [Axis]: CORPORATE STOCKS | TAPESTRY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	620,451
Investment, Identifier [Axis]: CORPORATE STOCKS | TAYLOR MORRISON HOME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	201,159
Investment, Identifier [Axis]: CORPORATE STOCKS | TD SYNNEX CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	460,305
Investment, Identifier [Axis]: CORPORATE STOCKS | TD SYNNEX CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,078,501
Investment, Identifier [Axis]: CORPORATE STOCKS | TE CONNECTIVITY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,100,921
Investment, Identifier [Axis]: CORPORATE STOCKS | TECHNIPFMC PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	778,240
Investment, Identifier [Axis]: CORPORATE STOCKS | TECHNIPFMC PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	507,316
Investment, Identifier [Axis]: CORPORATE STOCKS | TELEFLEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	556,380
Investment, Identifier [Axis]: CORPORATE STOCKS | TENET HEALTHCARE CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	375,581
Investment, Identifier [Axis]: CORPORATE STOCKS | TENET HEALTHCARE CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	495,806
Investment, Identifier [Axis]: CORPORATE STOCKS | TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,233,024
Investment, Identifier [Axis]: CORPORATE STOCKS | TEVA PHARMACEUTICAL INDUSTRIES ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,334,789
Investment, Identifier [Axis]: CORPORATE STOCKS | TEXAS INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,851,312
Investment, Identifier [Axis]: CORPORATE STOCKS | TIMKEN CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,763
Investment, Identifier [Axis]: CORPORATE STOCKS | TOAST INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,381,836
Investment, Identifier [Axis]: CORPORATE STOCKS | TOLL BROTHERS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	623,364
Investment, Identifier [Axis]: CORPORATE STOCKS | TOPBUILD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	180,643
Investment, Identifier [Axis]: CORPORATE STOCKS | TOTALENERGIES SE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,064
Investment, Identifier [Axis]: CORPORATE STOCKS | TWILIO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	366,552
Investment, Identifier [Axis]: CORPORATE STOCKS | UBER TECHNOLOGIES INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,918,714
Investment, Identifier [Axis]: CORPORATE STOCKS | UBER TECHNOLOGIES INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	571,643
Investment, Identifier [Axis]: CORPORATE STOCKS | UFP INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	114,632
Investment, Identifier [Axis]: CORPORATE STOCKS | UGI CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	288,960
Investment, Identifier [Axis]: CORPORATE STOCKS | UNITED PARCEL SERVICE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	200,959
Investment, Identifier [Axis]: CORPORATE STOCKS | UNITED RENTALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	194,237
Investment, Identifier [Axis]: CORPORATE STOCKS | UNITED THERAPEUTICS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	538,899
Investment, Identifier [Axis]: CORPORATE STOCKS | UNIVERSAL HEALTH SERVICES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	275,359
Investment, Identifier [Axis]: CORPORATE STOCKS | UNUM GROUP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	547,228
Investment, Identifier [Axis]: CORPORATE STOCKS | UNUM GROUP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,645
Investment, Identifier [Axis]: CORPORATE STOCKS | UPWORK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	377,472
Investment, Identifier [Axis]: CORPORATE STOCKS | URBAN OUTFITTERS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	582,061
Investment, Identifier [Axis]: CORPORATE STOCKS | URBAN OUTFITTERS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	228,941
Investment, Identifier [Axis]: CORPORATE STOCKS | US FOODS HOLDING CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	375,847
Investment, Identifier [Axis]: CORPORATE STOCKS | VALLEY NATIONAL BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	559,227
Investment, Identifier [Axis]: CORPORATE STOCKS | VALMONT INDUSTRIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	400,308
Investment, Identifier [Axis]: CORPORATE STOCKS | VALVOLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	187,146
Investment, Identifier [Axis]: CORPORATE STOCKS | VERIZON COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	280,589
Investment, Identifier [Axis]: CORPORATE STOCKS | VERTEX PHARMACEUTICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,590,046
Investment, Identifier [Axis]: CORPORATE STOCKS | VERTIV HOLDINGS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	174,161
Investment, Identifier [Axis]: CORPORATE STOCKS | VIATRIS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	605,008
Investment, Identifier [Axis]: CORPORATE STOCKS | VIPER ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	419,406
Investment, Identifier [Axis]: CORPORATE STOCKS | VISA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,417,417
Investment, Identifier [Axis]: CORPORATE STOCKS | VISTEON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,117
Investment, Identifier [Axis]: CORPORATE STOCKS | VONTIER CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,394
Investment, Identifier [Axis]: CORPORATE STOCKS | VONTIER CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	200,103
Investment, Identifier [Axis]: CORPORATE STOCKS | VOYA FINANCIAL INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	466,531
Investment, Identifier [Axis]: CORPORATE STOCKS | VOYA FINANCIAL INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	614,021
Investment, Identifier [Axis]: CORPORATE STOCKS | VULCAN MATERIALS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	740,146
Investment, Identifier [Axis]: CORPORATE STOCKS | WALMART INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,308,113
Investment, Identifier [Axis]: CORPORATE STOCKS | WALT DISNEY CO/THE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,571,202
Investment, Identifier [Axis]: CORPORATE STOCKS | WALT DISNEY CO/THE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,280,103
Investment, Identifier [Axis]: CORPORATE STOCKS | WALT DISNEY CO/THE 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	656,680
Investment, Identifier [Axis]: CORPORATE STOCKS | WARNER BROS DISCOVERY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	809,986
Investment, Identifier [Axis]: CORPORATE STOCKS | WEATHERFORD INTERNATIONAL PLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	191,972
Investment, Identifier [Axis]: CORPORATE STOCKS | WEATHERFORD INTERNATIONAL PLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	180,233
Investment, Identifier [Axis]: CORPORATE STOCKS | WEBSTER FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	223,878
Investment, Identifier [Axis]: CORPORATE STOCKS | WEC ENERGY GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,010,307
Investment, Identifier [Axis]: CORPORATE STOCKS | WELLS FARGO & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,237,732
Investment, Identifier [Axis]: CORPORATE STOCKS | WESCO INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	210,390
Investment, Identifier [Axis]: CORPORATE STOCKS | WESTERN ALLIANCE BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	599,419
Investment, Identifier [Axis]: CORPORATE STOCKS | WEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,200
Investment, Identifier [Axis]: CORPORATE STOCKS | WHITE MOUNTAINS INSURANCE GROU
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	234,817
Investment, Identifier [Axis]: CORPORATE STOCKS | WILLIS TOWERS WATSON PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,754,724
Investment, Identifier [Axis]: CORPORATE STOCKS | WINTRUST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	204,277
Investment, Identifier [Axis]: CORPORATE STOCKS | WYNDHAM HOTELS & RESORTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	149,382
Investment, Identifier [Axis]: CORPORATE STOCKS | WYNN RESORTS LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	532,340
Investment, Identifier [Axis]: CORPORATE STOCKS | XPO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	383,946
Investment, Identifier [Axis]: CORPORATE STOCKS | ZIMMER BIOMET HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,019,603
Investment, Identifier [Axis]: CORPORATE STOCKS | ZIONS BANCORP NA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	595,001
Investment, Identifier [Axis]: CORPORATE STOCKS | ZIONS BANCORP NA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,236,658
Investment, Identifier [Axis]: CORPORATE STOCKS | ZOOM COMMUNICATIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,125,638
Investment, Identifier [Axis]: CRH SMW Finance DAC | FIXED | January 9, 2030 | 0.05125 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 211,207
Investment, Identifier [Axis]: CRH SMW Finance DAC | FIXED | January 9, 2030 | 0.05125 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 211,207
Investment, Identifier [Axis]: CSAIL 2018-C14 Commercial Mortgage Trust | VARIABLE | November 15, 2051 | 0.044216
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.4216%
Collateral, Par, or Maturity Value	$ 565,000
Current Value	$ 564,235
Investment, Identifier [Axis]: CVS Health Corp | FIXED | August 21, 2027 | 0.013
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.30%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 326,897
Investment, Identifier [Axis]: CVS Health Corp | FIXED | February 20, 2026 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 244,458
Investment, Identifier [Axis]: CVS Health Corp | FIXED | February 21, 2030 | 0.05125
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 387,252
Investment, Identifier [Axis]: CVS Health Corp | FIXED | June 1, 2026 | 0.02875
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.875%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 129,655
Investment, Identifier [Axis]: CVS Health Corp | FIXED | March 25, 2028 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 75,000
Current Value	$ 76,128
Investment, Identifier [Axis]: Canadian National Railway Co | FIXED | March 12, 2031 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 200,972
Investment, Identifier [Axis]: Canadian National Railway Co | FLOATING | March 15, 2030 | 0.04894
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.894%
Collateral, Par, or Maturity Value	$ 293,854
Current Value	$ 294,166
Investment, Identifier [Axis]: Canadian Natural Resources Ltd | FIXED | March 12, 2031 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 110,535
Investment, Identifier [Axis]: Canadian Pacific Railway Co | FIXED | June 1, 2027 | 0.0385
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 240,142
Investment, Identifier [Axis]: Canadian Pacific Railway Co | FIXED | March 30, 2030 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 279,517
Investment, Identifier [Axis]: Capital One Financial Corp | FIXED | June 1, 2028 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 190,750
Investment, Identifier [Axis]: Capital One Financial Corp | VARIABLE | February 1, 2029 | 0.05468
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.468%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 125,982
Investment, Identifier [Axis]: Capital One Financial Corp | VARIABLE | March 1, 2030 | 0.03273
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.273%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 137,449
Investment, Identifier [Axis]: Capital One Financial Corp | VARIABLE | May 10, 2028 | 0.04927
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.927%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,890
Investment, Identifier [Axis]: Capital One Financial Corp | VARIABLE | September 11, 2031 | 0.04493
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.493%
Collateral, Par, or Maturity Value	$ 95,000
Current Value	$ 96,234
Investment, Identifier [Axis]: Capital One Prime Auto Receivables Trust 2025-1 | VARIABLE | November 2, 2027 | 0.01878
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.878%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 98,433
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2024-3 | FIXED | July 15, 2030 | 0.0385
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 305,000
Current Value	$ 305,733
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-1 | FIXED | July 16, 2029 | 0.0489
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.89%
Collateral, Par, or Maturity Value	$ 255,000
Current Value	$ 258,682
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-2 | FIXED | January 15, 2030 | 0.0484
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.84%
Collateral, Par, or Maturity Value	$ 195,000
Current Value	$ 198,299
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-4 | FIXED | March 15, 2030 | 0.0448
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.48%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 273,517
Investment, Identifier [Axis]: Cedars-Sinai Health System | FIXED | August 15, 2031 | 0.02288
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.288%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 227,731
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC | FIXED | March 15, 2030 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 83,123
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC | FIXED | October 1, 2028 | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 146,412
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC | FIXED | October 1, 2032 | 0.0445
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 342,918
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-2A | FIXED | August 15, 2050 | 0.03197
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.197%
Collateral, Par, or Maturity Value	$ 1,075,299
Current Value	$ 1,062,346
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-3 | FIXED | June 25, 2029 | 0.0552
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.52%
Collateral, Par, or Maturity Value	$ 228,005
Current Value	$ 231,392
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-4 | FIXED | July 25, 2029 | 0.0522
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.22%
Collateral, Par, or Maturity Value	$ 255,000
Current Value	$ 258,210
Investment, Identifier [Axis]: Chase Auto Owner Trust 2025-1 | FIXED | July 25, 2029 | 0.0494
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.94%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 373,889
Investment, Identifier [Axis]: Chase Auto Owner Trust 2025-2 | FIXED | June 25, 2030 | 0.0429
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.29%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 282,567
Investment, Identifier [Axis]: Citibank Credit Card Issuance Trust | FIXED | October 25, 2030 | 0.0386
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.86%
Collateral, Par, or Maturity Value	$ 410,000
Current Value	$ 410,643
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2015-GC31 | FIXED | June 21, 2030 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 225,000
Current Value	$ 227,940
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2016-P6 | FIXED | June 10, 2048 | 0.03762
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.762%
Collateral, Par, or Maturity Value	$ 59,371
Current Value	$ 58,613
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2018-B2 | FIXED | December 10, 2049 | 0.03458
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.458%
Collateral, Par, or Maturity Value	$ 425,668
Current Value	$ 424,678
Investment, Identifier [Axis]: Citigroup Inc | FIXED | March 10, 2051 | 0.04009
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.009%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 449,403
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | February 24, 2028 | 0.0307
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.07%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 219,900
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | July 24, 2028 | 0.03668 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.668%
Collateral, Par, or Maturity Value	$ 730,000
Current Value	$ 737,124
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | July 24, 2028 | 0.03668 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.668%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 444,294
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | June 9, 2027 | 0.01462 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.462%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 237,472
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | June 9, 2027 | 0.01462 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.462%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 197,893
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | March 17, 2033 | 0.03785
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.785%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 86,927
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | May 24, 2028 | 0.04658
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.658%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 60,799
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | October 27, 2028 | 0.0352
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.52%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 398,990
Investment, Identifier [Axis]: Citigroup Inc | VARIABLE | September 11, 2031 | 0.04503
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.503%
Collateral, Par, or Maturity Value	$ 125,000
Current Value	$ 127,262
Investment, Identifier [Axis]: Citizens Bank NA/Providence RI | VARIABLE | August 9, 2028 | 0.04575 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.575%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 512,825
Investment, Identifier [Axis]: Citizens Bank NA/Providence RI | VARIABLE | August 9, 2028 | 0.04575 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.575%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 410,260
Investment, Identifier [Axis]: City of Charlotte NC | FIXED | June 1, 2028 | 0.04169
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.169%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 294,227
Investment, Identifier [Axis]: City of New York NY | FIXED | February 1, 2027 | 0.04542
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.542%
Collateral, Par, or Maturity Value	$ 145,000
Current Value	$ 149,033
Investment, Identifier [Axis]: Comcast Corp | FIXED | May 1, 2028 | 0.0355
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.55%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 69,856
Investment, Identifier [Axis]: Comcast Corp | FIXED | May 15, 2032 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 216,712
Investment, Identifier [Axis]: Comcast Corp | FIXED | October 15, 2028 | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.15%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,408
Investment, Identifier [Axis]: CommonSpirit Health | FIXED | September 1, 2030 | 0.04352
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.352%
Collateral, Par, or Maturity Value	$ 125,000
Current Value	$ 125,599
Investment, Identifier [Axis]: Commonwealth of Massachusetts | FIXED | July 15, 2031 | 0.0411
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.11%
Collateral, Par, or Maturity Value	$ 148,364
Current Value	$ 151,133
Investment, Identifier [Axis]: Connecticut Light and Power Co/The | FIXED | January 15, 2030 | 0.0495 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 209,885
Investment, Identifier [Axis]: Connecticut Light and Power Co/The | FIXED | January 15, 2030 | 0.0495 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 230,874
Investment, Identifier [Axis]: Connecticut Light and Power Co/The | FIXED | July 1, 2031 | 0.0205
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.05%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 125,937
Investment, Identifier [Axis]: Consumers 2023 Securitization Funding LLC | FIXED | September 1, 2030 | 0.0521
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.21%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 482,385
Investment, Identifier [Axis]: Cooperatieve Rabobank UA | VARIABLE | April 6, 2028 | 0.03649
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.649%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 441,601
Investment, Identifier [Axis]: Cooperatieve Rabobank UA | VARIABLE | August 22, 2028 | 0.04655
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.655%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 287,527
Investment, Identifier [Axis]: Cooperatieve Rabobank UA | VARIABLE | February 28, 2029 | 0.05564
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.564%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 324,985
Investment, Identifier [Axis]: Corebridge Global Funding | FIXED | August 21, 2028 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 91,642
Investment, Identifier [Axis]: Corebridge Global Funding | FIXED | January 12, 2029 | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 336,234
Investment, Identifier [Axis]: Corebridge Global Funding | FIXED | September 19, 2028 | 0.059 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.90%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 212,293
Investment, Identifier [Axis]: Corebridge Global Funding | FIXED | September 19, 2028 | 0.059 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.90%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 159,220
Investment, Identifier [Axis]: Cornell University | FIXED | June 15, 2030 | 0.04169
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.169%
Collateral, Par, or Maturity Value	$ 155,000
Current Value	$ 156,023
Investment, Identifier [Axis]: Cornell University | FIXED | June 15, 2035 | 0.04733
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.733%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 312,144
Investment, Identifier [Axis]: Coterra Energy Inc | FIXED | May 15, 2027 | 0.039 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 190,250
Investment, Identifier [Axis]: Coterra Energy Inc | FIXED | May 15, 2027 | 0.039 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 200,263
Investment, Identifier [Axis]: County of Bexar TX | FIXED | June 15, 2031 | 0.02021
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.021%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 351,421
Investment, Identifier [Axis]: CubeSmart LP | FIXED | December 15, 2028 | 0.0225
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 199,508
Investment, Identifier [Axis]: CubeSmart LP | FIXED | February 15, 2029 | 0.04375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 81,581
Investment, Identifier [Axis]: DBJPM 16-C1 Mortgage Trust | FIXED | May 10, 2049 | 0.03015
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.015%
Collateral, Par, or Maturity Value	$ 68,640
Current Value	$ 68,725
Investment, Identifier [Axis]: DLLAA 2023-1 LLC | FIXED | February 22, 2028 | 0.0564
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.64%
Collateral, Par, or Maturity Value	$ 404,719
Current Value	$ 409,709
Investment, Identifier [Axis]: DLLAD 2021-1 LLC | FIXED | June 20, 2029 | 0.009
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	0.90%
Collateral, Par, or Maturity Value	$ 184,176
Current Value	$ 183,436
Investment, Identifier [Axis]: DLLST 2024-1 LLC | FIXED | August 20, 2027 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 195,498
Current Value	$ 196,646
Investment, Identifier [Axis]: DOC DR LLC | FIXED | March 15, 2027 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 182,552
Investment, Identifier [Axis]: DOC DR LLC | FIXED | November 1, 2031 | 0.02625
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.625%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	135,702
Investment, Identifier [Axis]: DODGE & COX INTL STCK-X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,678,572
Investment, Identifier [Axis]: DTE Electric Securitization Funding II LLC | FIXED | March 1, 2032 | 0.0597
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.97%
Collateral, Par, or Maturity Value	$ 335,935
Current Value	$ 363,151
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC | FIXED | April 7, 2027 | 0.0365
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.65%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 200,733
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC | FIXED | August 12, 2027 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 153,171
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC | FIXED | January 13, 2028 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 155,724
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC | FIXED | January 15, 2027 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 154,914
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC | FIXED | October 12, 2030 | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 152,724
Investment, Identifier [Axis]: Dell Equipment Finance Trust 2025-2 | FIXED | March 24, 2031 | 0.0412
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.12%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 231,011
Investment, Identifier [Axis]: Digital Realty Trust LP | FIXED | July 15, 2028 | 0.0445
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 154,093
Investment, Identifier [Axis]: Dominion Energy South Carolina Inc | FIXED | December 1, 2031 | 0.023
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.30%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 223,783
Investment, Identifier [Axis]: Duke Energy Carolinas LLC | FIXED | August 15, 2029 | 0.0245
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.45%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 153,060
Investment, Identifier [Axis]: Duke Energy Carolinas LLC | FIXED | March 15, 2032 | 0.0285
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.85%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 277,651
Investment, Identifier [Axis]: Duke Energy Florida LLC | FIXED | December 1, 2030 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 35,000
Current Value	$ 35,193
Investment, Identifier [Axis]: Duke Energy Progress LLC | FIXED | April 1, 2032 | 0.034
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.40%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 238,883
Investment, Identifier [Axis]: ECMC Group Student Loan Trust 2018-2 | FLOATING | September 25, 2068 | 0.047887
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.7887%
Collateral, Par, or Maturity Value	$ 524,781
Current Value	$ 521,379
Investment, Identifier [Axis]: ELM Trust 2024-ELM | VARIABLE | June 10, 2039 | 0.058009 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.8009%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 242,435
Investment, Identifier [Axis]: ELM Trust 2024-ELM | VARIABLE | June 10, 2039 | 0.058009 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.8009%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 262,638
Investment, Identifier [Axis]: EMD Finance LLC | FIXED | August 15, 2028 | 0.04125
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 173,081
Investment, Identifier [Axis]: EMD Finance LLC | FIXED | October 15, 2030 | 0.04375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 172,143
Investment, Identifier [Axis]: EOG Resources Inc | FIXED | January 15, 2031 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 125,000
Current Value	$ 126,185
Investment, Identifier [Axis]: EXIM Bank of the United States | FIXED | June 30, 2027 | 0.02415
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.415%
Collateral, Par, or Maturity Value	$ 248,768
Current Value	$ 245,148
Investment, Identifier [Axis]: Eastman Chemical Co | FIXED | August 1, 2029 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 104,158
Investment, Identifier [Axis]: Eastman Chemical Co | FIXED | December 1, 2028 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 161,856
Investment, Identifier [Axis]: Enbridge Inc | FIXED | April 5, 2029 | 0.053
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 104,420
Investment, Identifier [Axis]: Enbridge Inc | FIXED | July 15, 2027 | 0.037
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.70%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,200
Investment, Identifier [Axis]: Enbridge Inc | FIXED | June 20, 2028 | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 40,483
Investment, Identifier [Axis]: Enbridge Inc | FIXED | November 15, 2029 | 0.03125 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.125%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 144,342
Investment, Identifier [Axis]: Enbridge Inc | FIXED | November 15, 2029 | 0.03125 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.125%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 96,228
Investment, Identifier [Axis]: Energy Transfer LP | FIXED | April 1, 2030 | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 52,198
Investment, Identifier [Axis]: Energy Transfer LP | FIXED | December 1, 2026 | 0.0605
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.05%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 255,291
Investment, Identifier [Axis]: Energy Transfer LP | FIXED | December 1, 2028 | 0.061
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.10%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 242,949
Investment, Identifier [Axis]: Energy Transfer LP | FIXED | March 15, 2027 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 60,967
Investment, Identifier [Axis]: Energy Transfer LP | FIXED | May 15, 2030 | 0.0375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 254,530
Investment, Identifier [Axis]: Enterprise Fleet Financing 2023-3 LLC | FIXED | March 20, 2030 | 0.064
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.40%
Collateral, Par, or Maturity Value	$ 296,166
Current Value	$ 300,388
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-2 LLC | FIXED | April 20, 2028 | 0.0561
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.61%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 254,681
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-3 LLC | FIXED | August 21, 2028 | 0.0498
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.98%
Collateral, Par, or Maturity Value	$ 365,000
Current Value	$ 370,718
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-1 LLC | FIXED | February 20, 2029 | 0.0482
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.82%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 213,897
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-2 LLC | FIXED | June 20, 2029 | 0.0441
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.41%
Collateral, Par, or Maturity Value	$ 235,000
Current Value	$ 237,795
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-3 LLC | FIXED | September 20, 2029 | 0.0446
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.46%
Collateral, Par, or Maturity Value	$ 295,000
Current Value	$ 299,159
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-4 LLC | FIXED | December 20, 2029 | 0.0411
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.11%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 462,645
Investment, Identifier [Axis]: Enterprise Products Operating LLC | FIXED | January 15, 2031 | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 176,374
Investment, Identifier [Axis]: Equifax Inc | FIXED | December 15, 2027 | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 132,778
Investment, Identifier [Axis]: Equifax Inc | FIXED | June 1, 2028 | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 92,365
Investment, Identifier [Axis]: Equifax Inc | FIXED | September 15, 2029 | 0.048 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 92,785
Investment, Identifier [Axis]: Equifax Inc | FIXED | September 15, 2029 | 0.048 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 164,952
Investment, Identifier [Axis]: Equifax Inc | FIXED | September 15, 2031 | 0.0235
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.35%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 152,546
Investment, Identifier [Axis]: Evergy Kansas Central Inc | FIXED | March 13, 2028 | 0.047
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 154,451
Investment, Identifier [Axis]: Evergy Metro Inc | FIXED | June 1, 2030 | 0.0225
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 258,924
Investment, Identifier [Axis]: Evergy Missouri West Inc | FIXED | December 15, 2027 | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 204,345
Investment, Identifier [Axis]: Extended Stay America Trust 2025-ESH | FLOATING | October 15, 2042 | 0.050501 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0501%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 341,342
Investment, Identifier [Axis]: Extended Stay America Trust 2025-ESH | FLOATING | October 15, 2042 | 0.050501 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0501%
Collateral, Par, or Maturity Value	$ 205,000
Current Value	$ 205,809
Investment, Identifier [Axis]: Extra Space Storage LP | FIXED | April 1, 2028 | 0.057
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.70%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 104,769
Investment, Identifier [Axis]: Extra Space Storage LP | FIXED | January 15, 2031 | 0.059
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.90%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 217,738
Investment, Identifier [Axis]: Extra Space Storage LP | FIXED | January 15, 2033 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 41,262
Investment, Identifier [Axis]: Extra Space Storage LP | FIXED | June 15, 2029 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 148,901
Investment, Identifier [Axis]: FN 4.28 MultiFam FWD FEB 2025 | FIXED | January 1, 2030 | 0.0486 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 258,191
Investment, Identifier [Axis]: FN 4.28 MultiFam FWD FEB 2025 | FIXED | January 1, 2030 | 0.0486 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 619,658
Investment, Identifier [Axis]: FN 4.34 MultiFam FWD JAN 2025 | FIXED | February 1, 2030 | 0.0428
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.28%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 162,117
Investment, Identifier [Axis]: FN 4.34 MultiFam FWD JAN 2025 | FIXED | January 1, 2033 | 0.0395
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 302,500
Investment, Identifier [Axis]: FN 4.62 MultiFam FWD JAN 2025 | FIXED | January 1, 2033 | 0.0397
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.97%
Collateral, Par, or Maturity Value	$ 415,000
Current Value	$ 405,597
Investment, Identifier [Axis]: FN 4.63 MultiFam FWD JAN 2025 | FIXED | May 1, 2049 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 196,941
Current Value	$ 185,462
Investment, Identifier [Axis]: FN 4.86 MultiFam FWD JAN 2025 | FIXED | April 1, 2047 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 1,087,122
Current Value	$ 1,034,988
Investment, Identifier [Axis]: FN 4.86 MultiFam FWD JAN 2025 | FIXED | June 1, 2048 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 764,743
Current Value	$ 743,673
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | April 1, 2029 | 0.0457
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.57%
Collateral, Par, or Maturity Value	$ 1,250,000
Current Value	$ 1,272,212
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | April 1, 2041 | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 1,563,102
Current Value	$ 1,293,290
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | April 1, 2047 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 432,044
Current Value	$ 393,869
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | April 1, 2048 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 455,454
Current Value	$ 432,622
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | August 1, 2029 | 0.0437
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.37%
Collateral, Par, or Maturity Value	$ 810,000
Current Value	$ 823,774
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | August 1, 2042 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 467,411
Current Value	$ 462,176
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | August 1, 2046 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 405,098
Current Value	$ 373,564
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | August 1, 2047 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 161,800
Current Value	$ 145,767
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | August 1, 2048 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 241,061
Current Value	$ 240,022
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | August 1, 2056 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 35,116
Current Value	$ 33,677
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | August 1, 2056 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 855,817
Current Value	$ 809,118
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2028 | 0.0432
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.32%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 213,098
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2028 | 0.0518
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.18%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 290,263
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2029 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 212,941
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2029 | 0.04515
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.515%
Collateral, Par, or Maturity Value	$ 770,000
Current Value	$ 784,624
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2030 | 0.04235
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.235%
Collateral, Par, or Maturity Value	$ 1,145,000
Current Value	$ 1,152,184
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2030 | 0.0459
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.59%
Collateral, Par, or Maturity Value	$ 1,055,000
Current Value	$ 1,077,918
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2031 | 0.035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 297,444
Current Value	$ 294,112
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2031 | 0.035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 498,653
Current Value	$ 472,776
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2049 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 636,267
Current Value	$ 572,248
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2050 | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 1,324,141
Current Value	$ 1,093,547
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2050 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 2,454,257
Current Value	$ 2,126,698
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2051 | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 325,079
Current Value	$ 268,186
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2051 | 0.02 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 554,815
Current Value	$ 455,875
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2051 | 0.02 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 382,938
Current Value	$ 314,712
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2051 | 0.02 | 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 731,734
Current Value	$ 601,613
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2051 | 0.02 | 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 715,990
Current Value	$ 590,386
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2051 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 424,462
Current Value	$ 366,269
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2051 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 678,702
Current Value	$ 653,587
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2051 | 0.0509
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.09%
Collateral, Par, or Maturity Value	$ 395,000
Current Value	$ 408,863
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | December 1, 2052 | 0.0538
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.38%
Collateral, Par, or Maturity Value	$ 920,000
Current Value	$ 958,446
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | February 1, 2030 | 0.0428
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.28%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 222,910
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | February 1, 2031 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 210,309
Current Value	$ 206,273
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | February 1, 2035 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 50,248
Current Value	$ 48,189
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | February 1, 2035 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 55,686
Current Value	$ 54,073
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | February 1, 2035 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 1,089,946
Current Value	$ 1,071,109
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | February 1, 2047 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 56,804
Current Value	$ 53,919
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | February 1, 2052 | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 1,316,050
Current Value	$ 1,086,249
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | February 1, 2057 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 246,877
Current Value	$ 244,572
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2028 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 639,963
Current Value	$ 609,009
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2029 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 13,812
Current Value	$ 13,820
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2029 | 0.0488
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.88%
Collateral, Par, or Maturity Value	$ 923,000
Current Value	$ 949,836
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.04255
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.255%
Collateral, Par, or Maturity Value	$ 30,000
Current Value	$ 30,368
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.043 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 60,839
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.043 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 40,559
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.0432
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.32%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 304,425
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.04325
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.325%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 324,188
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.0434 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.34%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 233,569
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.0434 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.34%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 162,482
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.0436
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.36%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,628
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.0445
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 880,000
Current Value	$ 894,750
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.0463
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.63%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 307,195
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2030 | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 480,000
Current Value	$ 495,299
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2031 | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 720,000
Current Value	$ 743,897
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2032 | 0.0462
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.62%
Collateral, Par, or Maturity Value	$ 1,030,000
Current Value	$ 1,049,087
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2035 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 208,179
Current Value	$ 198,806
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2041 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 315,950
Current Value	$ 313,001
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2046 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 233,458
Current Value	$ 229,867
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2051 | 0.0285
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.85%
Collateral, Par, or Maturity Value	$ 1,005,000
Current Value	$ 954,672
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2052 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 1,956,230
Current Value	$ 1,692,482
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2052 | 0.025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 1,198,541
Current Value	$ 1,034,225
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2052 | 0.025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 590,887
Current Value	$ 510,616
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | January 1, 2052 | 0.055
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Collateral, Par, or Maturity Value	$ 160,645
Current Value	$ 165,687
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | July 1, 2030 | 0.04255
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.255%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 50,613
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | July 1, 2046 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 560,613
Current Value	$ 543,574
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | July 1, 2047 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 197,335
Current Value	$ 185,327
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | July 1, 2049 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 1,187,740
Current Value	$ 1,147,215
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | July 1, 2052 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 1,643,879
Current Value	$ 1,576,565
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | July 1, 2056 | 0.04 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 195,195
Current Value	$ 183,577
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | July 1, 2056 | 0.04 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 368,921
Current Value	$ 347,617
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | June 1, 2031 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 12,831
Current Value	$ 12,780
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | June 1, 2047 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 580,128
Current Value	$ 563,389
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | June 1, 2056 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 815,683
Current Value	$ 717,235
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | June 1, 2056 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 480,888
Current Value	$ 471,375
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | March 1, 2028 | 0.0479
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.79%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,759
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | March 1, 2029 | 0.0523
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 610,000
Current Value	$ 636,795
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | March 1, 2030 | 0.0473
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.73%
Collateral, Par, or Maturity Value	$ 540,000
Current Value	$ 555,592
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | March 1, 2049 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 266,029
Current Value	$ 249,925
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | March 1, 2051 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 317,659
Current Value	$ 309,761
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | March 1, 2055 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 5,521
Current Value	$ 5,493
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | May 1, 2031 | 0.0394
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.94%
Collateral, Par, or Maturity Value	$ 1,140,000
Current Value	$ 1,133,408
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | May 1, 2031 | 0.0468
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.68%
Collateral, Par, or Maturity Value	$ 957,137
Current Value	$ 980,912
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | May 1, 2031 | 0.0524
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.24%
Collateral, Par, or Maturity Value	$ 478,245
Current Value	$ 499,346
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | May 1, 2051 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 973,107
Current Value	$ 941,181
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | May 1, 2052 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 872,868
Current Value	$ 820,785
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | May 1, 2052 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 41,962
Current Value	$ 41,674
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | May 1, 2052 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 997,662
Current Value	$ 987,134
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | November 1, 2028 | 0.0139
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.39%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 299,499
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | November 1, 2030 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 3,519,822
Current Value	$ 3,050,046
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | November 1, 2031 | 0.0414
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.14%
Collateral, Par, or Maturity Value	$ 360,000
Current Value	$ 359,749
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | November 1, 2040 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 45,158
Current Value	$ 43,308
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | November 1, 2045 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 772,754
Current Value	$ 737,136
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | November 1, 2046 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 256,558
Current Value	$ 244,072
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | November 1, 2048 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 363,336
Current Value	$ 328,542
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2027 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 687,986
Current Value	$ 686,014
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2028 | 0.0492
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.92%
Collateral, Par, or Maturity Value	$ 1,060,000
Current Value	$ 1,090,747
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2028 | 0.0533
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.33%
Collateral, Par, or Maturity Value	$ 640,000
Current Value	$ 666,755
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2029 | 0.0408
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.08%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 320,972
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2029 | 0.0436
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.36%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 142,279
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2030 | 0.0447
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.47%
Collateral, Par, or Maturity Value	$ 650,000
Current Value	$ 662,392
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2047 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 239,757
Current Value	$ 233,827
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2047 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 700,081
Current Value	$ 708,969
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2052 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 2,202,795
Current Value	$ 2,232,550
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2052 | 0.0509
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.09%
Collateral, Par, or Maturity Value	$ 530,000
Current Value	$ 548,601
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | October 1, 2052 | 0.055
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Collateral, Par, or Maturity Value	$ 293,109
Current Value	$ 302,454
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | September 1, 2049 | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 766,113
Current Value	$ 633,876
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | September 1, 2049 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 43,295
Current Value	$ 42,814
Investment, Identifier [Axis]: Fannie Mae Pool | FIXED | September 1, 2060 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 338,700
Current Value	$ 321,901
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | April 1, 2048 | 0.03075
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.075%
Collateral, Par, or Maturity Value	$ 626,748
Current Value	$ 611,135
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | August 1, 2052 | 0.04089
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.089%
Collateral, Par, or Maturity Value	$ 410,898
Current Value	$ 410,579
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | August 1, 2052 | 0.04846
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.846%
Collateral, Par, or Maturity Value	$ 362,421
Current Value	$ 368,251
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | December 1, 2031 | 0.06374
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.374%
Collateral, Par, or Maturity Value	$ 158,190
Current Value	$ 165,318
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | January 1, 2030 | 0.0643
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.43%
Collateral, Par, or Maturity Value	$ 45,945
Current Value	$ 48,296
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | July 1, 2042 | 0.06233
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.233%
Collateral, Par, or Maturity Value	$ 157,193
Current Value	$ 164,228
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | July 1, 2045 | 0.03595
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.595%
Collateral, Par, or Maturity Value	$ 283,064
Current Value	$ 279,319
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | July 1, 2052 | 0.03779
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.779%
Collateral, Par, or Maturity Value	$ 582,407
Current Value	$ 577,696
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | July 1, 2052 | 0.03846
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.846%
Collateral, Par, or Maturity Value	$ 751,081
Current Value	$ 746,150
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | June 1, 2026 | 0.0635
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.35%
Collateral, Par, or Maturity Value	$ 22,583
Current Value	$ 23,470
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | June 1, 2045 | 0.06281
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.281%
Collateral, Par, or Maturity Value	$ 227,130
Current Value	$ 237,625
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | June 1, 2047 | 0.04528
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.528%
Collateral, Par, or Maturity Value	$ 302,937
Current Value	$ 305,843
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | June 1, 2047 | 0.06371
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.371%
Collateral, Par, or Maturity Value	$ 83,241
Current Value	$ 87,421
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | June 1, 2052 | 0.02471
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.471%
Collateral, Par, or Maturity Value	$ 455,282
Current Value	$ 437,630
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | June 1, 2052 | 0.03481
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.481%
Collateral, Par, or Maturity Value	$ 653,630
Current Value	$ 644,980
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | March 1, 2044 | 0.06609
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.609%
Collateral, Par, or Maturity Value	$ 361,548
Current Value	$ 378,438
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | March 1, 2055 | 0.0637
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.37%
Collateral, Par, or Maturity Value	$ 10,697
Current Value	$ 11,186
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | May 1, 2027 | 0.06481
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.481%
Collateral, Par, or Maturity Value	$ 74,725
Current Value	$ 78,083
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | May 1, 2047 | 0.0662
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.62%
Collateral, Par, or Maturity Value	$ 99,072
Current Value	$ 103,574
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | May 1, 2052 | 0.02543
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.543%
Collateral, Par, or Maturity Value	$ 530,546
Current Value	$ 510,365
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | September 1, 2047 | 0.0635
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.35%
Collateral, Par, or Maturity Value	$ 12,419
Current Value	$ 13,019
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | September 1, 2047 | 0.0637
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.37%
Collateral, Par, or Maturity Value	$ 4,656
Current Value	$ 4,839
Investment, Identifier [Axis]: Fannie Mae Pool | FLOATING | September 1, 2052 | 0.0457
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.57%
Collateral, Par, or Maturity Value	$ 449,508
Current Value	$ 454,120
Investment, Identifier [Axis]: FedEx Corp | FIXED | August 5, 2029 | 0.031
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.10%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 243,597
Investment, Identifier [Axis]: FedEx Corp | FIXED | February 15, 2028 | 0.034
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.40%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 179,750
Investment, Identifier [Axis]: Federal Realty OP LP | FIXED | July 15, 2027 | 0.0325 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 140,449
Investment, Identifier [Axis]: Federal Realty OP LP | FIXED | July 15, 2027 | 0.0325 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 250,802
Investment, Identifier [Axis]: Federal Realty OP LP | FIXED | June 15, 2029 | 0.032
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 106,500
Investment, Identifier [Axis]: Federal Realty OP LP | FIXED | May 1, 2028 | 0.05375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.375%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 165,494
Investment, Identifier [Axis]: Fifth Third Bancorp | VARIABLE | April 25, 2028 | 0.04055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.055%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 130,868
Investment, Identifier [Axis]: Fifth Third Bancorp | VARIABLE | April 25, 2028 | 0.04055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.055%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 50,334
Investment, Identifier [Axis]: Fifth Third Bancorp | VARIABLE | April 25, 2033 | 0.04337
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.337%
Collateral, Par, or Maturity Value	$ 30,000
Current Value	$ 29,610
Investment, Identifier [Axis]: Fifth Third Bancorp | VARIABLE | July 28, 2030 | 0.04772
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.772%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 278,889
Investment, Identifier [Axis]: Fifth Third Bank NA | FIXED | March 15, 2026 | 0.0385
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,111
Investment, Identifier [Axis]: FirstEnergy Pennsylvania Electric Co | FIXED | April 1, 2028 | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 165,480
Investment, Identifier [Axis]: FirstEnergy Pennsylvania Electric Co | FIXED | March 30, 2026 | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 142,154
Investment, Identifier [Axis]: FirstEnergy Transmission LLC | FIXED | September 15, 2028 | 0.02866
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.866%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 97,555
Investment, Identifier [Axis]: Fiserv Inc | FIXED | February 15, 2031 | 0.0455
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.55%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 60,490
Investment, Identifier [Axis]: Fiserv Inc | FIXED | July 1, 2029 | 0.035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 177,823
Investment, Identifier [Axis]: Fiserv Inc | FIXED | July 1, 2029 | 0.035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 59,274
Investment, Identifier [Axis]: Fiserv Inc | FIXED | March 15, 2030 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 183,540
Investment, Identifier [Axis]: Fiserv Inc | FIXED | October 1, 2028 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 282,314
Investment, Identifier [Axis]: Ford Credit Auto Lease Trust 2025-B | FIXED | December 15, 2028 | 0.0423
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.23%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 312,627
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2022-REV1 | FIXED | November 15, 2034 | 0.0388
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.88%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 260,490
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2025-REV2 | STEP | February 15, 2038 | 0.0437
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.37%
Collateral, Par, or Maturity Value	$ 480,000
Current Value	$ 485,306
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust/Ford Credit | STEP | August 15, 2037 | 0.0486
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Collateral, Par, or Maturity Value	$ 495,000
Current Value	$ 510,108
Investment, Identifier [Axis]: Ford Credit Floorplan Master Owner Trust A | FIXED | April 15, 2029 | 0.0529
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.29%
Collateral, Par, or Maturity Value	$ 275,000
Current Value	$ 280,524
Investment, Identifier [Axis]: Ford Credit Floorplan Master Owner Trust A | FIXED | September 15, 2030 | 0.0406
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.06%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 211,065
Investment, Identifier [Axis]: Ford Motor Credit Co LLC | FIXED | November 5, 2026 | 0.05125
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.125%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,696
Investment, Identifier [Axis]: Ford Motor Credit Co LLC | FIXED | September 6, 2029 | 0.05303
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.303%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 204,907
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | August 1, 2046 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 758,197
Current Value	$ 720,823
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | August 1, 2048 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 429,761
Current Value	$ 428,857
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | December 1, 2047 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 222,342
Current Value	$ 211,636
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | February 1, 2047 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 284,093
Current Value	$ 270,101
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | January 1, 2028 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 48,323
Current Value	$ 47,702
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | January 1, 2048 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 260,137
Current Value	$ 247,139
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | January 1, 2048 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 144,561
Current Value	$ 140,601
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | July 1, 2026 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 10,162
Current Value	$ 10,178
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | March 1, 2048 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 547,988
Current Value	$ 519,188
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | May 1, 2049 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 349,380
Current Value	$ 329,392
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | November 1, 2048 | 0.045 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 537,205
Current Value	$ 536,741
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | November 1, 2048 | 0.045 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 329,039
Current Value	$ 328,619
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | October 1, 2045 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 98,690
Current Value	$ 94,308
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | October 1, 2047 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 353,882
Current Value	$ 343,857
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | September 1, 2047 | 0.04 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 229,636
Current Value	$ 222,626
Investment, Identifier [Axis]: Freddie Mac Gold Pool | FIXED | September 1, 2047 | 0.04 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 511,844
Current Value	$ 497,689
Investment, Identifier [Axis]: Freddie Mac Multifam Struct PT Cert | VARIABLE | January 25, 2046 | 0.059851
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.9851%
Collateral, Par, or Maturity Value	$ 22,170
Current Value	$ 22,199
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert | FIXED | October 25, 2028 | 0.0486
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 380,462
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert | FIXED | September 25, 2028 | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 1,100,000
Current Value	$ 1,131,947
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert | VARIABLE | August 25, 2028 | 0.0474
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.74%
Collateral, Par, or Maturity Value	$ 375,000
Current Value	$ 383,927
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert | VARIABLE | November 25, 2054 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 475,067
Current Value	$ 484,018
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Certificates | VARIABLE | May 25, 2051 | 0.012347
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.2347%
Collateral, Par, or Maturity Value	$ 852,220
Current Value	$ 846,423
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | August 1, 2045 | 0.06336
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.336%
Collateral, Par, or Maturity Value	$ 77,424
Current Value	$ 80,805
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | August 1, 2045 | 0.0637
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.37%
Collateral, Par, or Maturity Value	$ 92,777
Current Value	$ 97,129
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | August 1, 2047 | 0.06364
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.364%
Collateral, Par, or Maturity Value	$ 23,850
Current Value	$ 24,932
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | August 1, 2048 | 0.0639
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.39%
Collateral, Par, or Maturity Value	$ 69,991
Current Value	$ 73,086
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | August 1, 2052 | 0.03995
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.995%
Collateral, Par, or Maturity Value	$ 578,641
Current Value	$ 575,049
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | December 1, 2052 | 0.0486
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.86%
Collateral, Par, or Maturity Value	$ 423,301
Current Value	$ 429,219
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | July 1, 2052 | 0.03493
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.493%
Collateral, Par, or Maturity Value	$ 430,952
Current Value	$ 422,875
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | July 1, 2052 | 0.04239
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.239%
Collateral, Par, or Maturity Value	$ 549,796
Current Value	$ 549,789
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | June 1, 2052 | 0.03948
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.948%
Collateral, Par, or Maturity Value	$ 753,337
Current Value	$ 748,131
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | June 1, 2052 | 0.04255
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.255%
Collateral, Par, or Maturity Value	$ 537,681
Current Value	$ 538,089
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | May 1, 2047 | 0.06448
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.448%
Collateral, Par, or Maturity Value	$ 186,808
Current Value	$ 194,498
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | May 1, 2047 | 0.0664
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.64%
Collateral, Par, or Maturity Value	$ 107,745
Current Value	$ 112,014
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | November 1, 2052 | 0.04571
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.571%
Collateral, Par, or Maturity Value	$ 316,497
Current Value	$ 318,960
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | October 1, 2043 | 0.06296
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.296%
Collateral, Par, or Maturity Value	$ 58,234
Current Value	$ 60,907
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | October 1, 2052 | 0.04286
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.286%
Collateral, Par, or Maturity Value	$ 363,190
Current Value	$ 363,477
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | September 1, 2046 | 0.0639
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.39%
Collateral, Par, or Maturity Value	$ 27,901
Current Value	$ 29,101
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | September 1, 2047 | 0.0639
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.39%
Collateral, Par, or Maturity Value	$ 127,691
Current Value	$ 133,618
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | September 1, 2052 | 0.04043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.043%
Collateral, Par, or Maturity Value	$ 940,954
Current Value	$ 936,347
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | September 1, 2052 | 0.04148
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.148%
Collateral, Par, or Maturity Value	$ 238,960
Current Value	$ 238,261
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool | FLOATING | September 1, 2052 | 0.04697
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.697%
Collateral, Par, or Maturity Value	$ 266,105
Current Value	$ 268,879
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | April 1, 2050 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 589,809
Current Value	$ 536,248
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | August 1, 2049 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 171,476
Current Value	$ 161,078
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | December 1, 2051 | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 939,544
Current Value	$ 773,872
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | December 1, 2051 | 0.02 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 523,725
Current Value	$ 432,881
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | December 1, 2051 | 0.02 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 751,396
Current Value	$ 618,153
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | December 1, 2051 | 0.025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 2,494,063
Current Value	$ 2,164,686
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | December 1, 2051 | 0.025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 482,547
Current Value	$ 416,393
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | February 1, 2035 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 64,782
Current Value	$ 61,705
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | February 1, 2052 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 1,338,094
Current Value	$ 1,156,328
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | January 1, 2035 | 0.025 | 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 183,024
Current Value	$ 174,776
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | January 1, 2035 | 0.025 | 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 133,767
Current Value	$ 127,735
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | January 1, 2050 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 1,313,567
Current Value	$ 1,188,004
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | January 1, 2052 | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.00%
Collateral, Par, or Maturity Value	$ 2,363,792
Current Value	$ 1,957,859
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | January 1, 2055 | 0.055
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Collateral, Par, or Maturity Value	$ 1,172,575
Current Value	$ 1,214,505
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | March 1, 2052 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 1,316,114
Current Value	$ 1,183,900
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | November 1, 2049 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 2,245,700
Current Value	$ 2,031,060
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | November 1, 2051 | 0.025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 819,712
Current Value	$ 709,206
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | November 1, 2051 | 0.025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 112,314
Current Value	$ 97,159
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | September 1, 2049 | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.00%
Collateral, Par, or Maturity Value	$ 111,751
Current Value	$ 100,747
Investment, Identifier [Axis]: Freddie Mac Pool | FIXED | September 1, 2051 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 365,789
Current Value	$ 317,409
Investment, Identifier [Axis]: GE HealthCare Technologies Inc | FIXED | March 15, 2030 | 0.05857
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.857%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 139,814
Investment, Identifier [Axis]: GE HealthCare Technologies Inc | FIXED | November 15, 2027 | 0.0565
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 207,373
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2023-2 | FIXED | August 11, 2036 | 0.0577
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.77%
Collateral, Par, or Maturity Value	$ 720,000
Current Value	$ 758,214
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2024-1 | FIXED | December 11, 2036 | 0.0498
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.98%
Collateral, Par, or Maturity Value	$ 365,000
Current Value	$ 376,530
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2024-2 | FIXED | March 11, 2037 | 0.0452
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.52%
Collateral, Par, or Maturity Value	$ 700,000
Current Value	$ 713,575
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2025-1 | FIXED | December 11, 2037 | 0.0464
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.64%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 470,576
Investment, Identifier [Axis]: GMCAR Trust 2025-2 | FIXED | April 16, 2030 | 0.0428
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.28%
Collateral, Par, or Maturity Value	$ 305,000
Current Value	$ 307,884
Investment, Identifier [Axis]: GNMA | FIXED | May 20, 2040 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 9,786
Current Value	$ 9,832
Investment, Identifier [Axis]: GNMA | FLOATING | December 20, 2066 | 0.051141
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.1141%
Collateral, Par, or Maturity Value	$ 517,505
Current Value	$ 521,681
Investment, Identifier [Axis]: GNMA | FLOATING | October 20, 2065 | 0.047641
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.7641%
Collateral, Par, or Maturity Value	$ 275,853
Current Value	$ 276,668
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS5 | FIXED | March 10, 2050 | 0.03409
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.409%
Collateral, Par, or Maturity Value	$ 612,426
Current Value	$ 609,263
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS5 | FIXED | March 10, 2050 | 0.03674
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.674%
Collateral, Par, or Maturity Value	$ 480,000
Current Value	$ 476,100
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS6 | FIXED | May 10, 2050 | 0.03164
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.164%
Collateral, Par, or Maturity Value	$ 563,561
Current Value	$ 557,397
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS8 | FIXED | November 10, 2050 | 0.03205
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.205%
Collateral, Par, or Maturity Value	$ 1,125,000
Current Value	$ 1,112,546
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2019-GC42 | FIXED | September 10, 2052 | 0.027488
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.7488%
Collateral, Par, or Maturity Value	$ 315,000
Current Value	$ 300,007
Investment, Identifier [Axis]: General Mills Inc | FIXED | April 17, 2028 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 192,300
Investment, Identifier [Axis]: General Motors Financial Co Inc | FIXED | April 10, 2028 | 0.024
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.40%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 67,774
Investment, Identifier [Axis]: General Motors Financial Co Inc | FIXED | April 4, 2028 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 123,713
Investment, Identifier [Axis]: General Motors Financial Co Inc | FIXED | April 6, 2029 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 262,255
Investment, Identifier [Axis]: General Motors Financial Co Inc | FIXED | April 9, 2027 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 143,111
Investment, Identifier [Axis]: General Motors Financial Co Inc | FIXED | May 8, 2027 | 0.054
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 215,131
Investment, Identifier [Axis]: General Motors Financial Co Inc | FIXED | October 15, 2028 | 0.024
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.40%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 201,378
Investment, Identifier [Axis]: Goldman Sachs Group Inc | VARIABLE | July 23, 2030 | 0.05049
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.049%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 136,177
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The | VARIABLE | August 23, 2028 | 0.04482
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.482%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 245,541
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The | VARIABLE | February 24, 2028 | 0.0264 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.64%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 149,071
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The | VARIABLE | February 24, 2028 | 0.0264 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.64%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 139,133
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The | VARIABLE | September 10, 2027 | 0.01542 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.542%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 454,172
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The | VARIABLE | September 10, 2027 | 0.01542 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.542%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 444,299
Investment, Identifier [Axis]: Government National Mortgage Association | FLOATING | January 20, 2069 | 0.048341
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.8341%
Collateral, Par, or Maturity Value	$ 759,003
Current Value	$ 762,231
Investment, Identifier [Axis]: Great Wolf Trust 2024-WLF2 A | FLOATING | May 15, 2041 | 0.054414
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.4414%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 241,285
Investment, Identifier [Axis]: HP Inc | FIXED | April 15, 2029 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 219,659
Investment, Identifier [Axis]: HP Inc | FIXED | January 15, 2028 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 72,318
Investment, Identifier [Axis]: HSBC Holdings PLC | VARIABLE | June 19, 2029 | 0.04583
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.583%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,222
Investment, Identifier [Axis]: HSBC Holdings PLC | VARIABLE | March 13, 2028 | 0.04041
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.041%
Collateral, Par, or Maturity Value	$ 540,000
Current Value	$ 545,851
Investment, Identifier [Axis]: HSBC Holdings PLC | VARIABLE | March 3, 2029 | 0.04899
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.899%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 216,499
Investment, Identifier [Axis]: HSBC Holdings PLC | VARIABLE | March 3, 2031 | 0.0513
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.13%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 208,506
Investment, Identifier [Axis]: HSBC Holdings PLC | VARIABLE | September 22, 2028 | 0.02013
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.013%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 388,317
Investment, Identifier [Axis]: Halliburton Co | FIXED | March 1, 2030 | 0.0292
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.92%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 420,916
Investment, Identifier [Axis]: Health Care Service Corp A Mutual Legal Reserve Co | FIXED | June 15, 2029 | 0.052 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 287,850
Investment, Identifier [Axis]: Health Care Service Corp A Mutual Legal Reserve Co | FIXED | June 15, 2029 | 0.052 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 113,084
Investment, Identifier [Axis]: Healthpeak OP LLC | FIXED | December 1, 2028 | 0.02125 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.125%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 85,197
Investment, Identifier [Axis]: Healthpeak OP LLC | FIXED | December 1, 2028 | 0.02125 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.125%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 160,928
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co | FIXED | October 15, 2029 | 0.0455
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.55%
Collateral, Par, or Maturity Value	$ 400,000
Current Value	$ 407,260
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co | FIXED | October 15, 2030 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 205,000
Current Value	$ 207,226
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co | FIXED | September 15, 2027 | 0.0405
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.05%
Collateral, Par, or Maturity Value	$ 105,000
Current Value	$ 106,284
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co | FIXED | September 15, 2028 | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.15%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 141,883
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co | FIXED | September 25, 2027 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 172,852
Investment, Identifier [Axis]: Hexcel Corp | FIXED | February 15, 2027 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 334,538
Investment, Identifier [Axis]: Honda Auto Receivables 2023-4 Owner Trust | FIXED | February 21, 2030 | 0.0566
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.66%
Collateral, Par, or Maturity Value	$ 75,000
Current Value	$ 76,636
Investment, Identifier [Axis]: Honda Auto Receivables 2024-3 Owner Trust | FIXED | March 21, 2029 | 0.0457
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.57%
Collateral, Par, or Maturity Value	$ 680,000
Current Value	$ 686,041
Investment, Identifier [Axis]: Honda Auto Receivables 2025-2 Owner Trust | FIXED | October 15, 2029 | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.15%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,613
Investment, Identifier [Axis]: Honda Motor Co Ltd | FIXED | July 8, 2028 | 0.04436
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.436%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 175,453
Investment, Identifier [Axis]: Huntington Auto Trust 2024-1 | FIXED | January 16, 2029 | 0.0523
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 533,379
Current Value	$ 539,828
Investment, Identifier [Axis]: Huntington Bancshares Inc/OH | VARIABLE | August 4, 2028 | 0.04443 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.443%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 163,798
Investment, Identifier [Axis]: Huntington Bancshares Inc/OH | VARIABLE | August 4, 2028 | 0.04443 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.443%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 92,136
Investment, Identifier [Axis]: Huntington National Bank/The | FIXED | January 10, 2030 | 0.0565
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 268,814
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2024-C | FIXED | April 17, 2028 | 0.0462
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.62%
Collateral, Par, or Maturity Value	$ 605,000
Current Value	$ 610,034
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-A | FIXED | January 18, 2028 | 0.0483
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.83%
Collateral, Par, or Maturity Value	$ 225,000
Current Value	$ 227,763
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-B | FIXED | April 17, 2028 | 0.0453
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.53%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 333,659
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-C | FIXED | July 17, 2028 | 0.0436
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.36%
Collateral, Par, or Maturity Value	$ 365,000
Current Value	$ 368,709
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2023-C | FIXED | October 16, 2028 | 0.0554
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.54%
Collateral, Par, or Maturity Value	$ 517,687
Current Value	$ 524,179
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2024-B | FIXED | March 15, 2029 | 0.0484
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.84%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 253,338
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2025-D | FIXED | September 16, 2030 | 0.0399
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.99%
Collateral, Par, or Maturity Value	$ 520,000
Current Value	$ 523,032
Investment, Identifier [Axis]: Hyundai Capital America | FIXED | January 7, 2028 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 197,622
Investment, Identifier [Axis]: Hyundai Capital America | FIXED | January 8, 2030 | 0.053
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 232,467
Investment, Identifier [Axis]: Hyundai Capital America | FIXED | September 24, 2027 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 131,897
Investment, Identifier [Axis]: Hyundai Floorplan Master Owner Trust | FIXED | October 15, 2030 | 0.0401
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.01%
Collateral, Par, or Maturity Value	$ 205,000
Current Value	$ 205,858
Investment, Identifier [Axis]: INTOWN 2025-STAY Mortgage Trust | FLOATING | March 15, 2042 | 0.051 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 415,000
Current Value	$ 416,518
Investment, Identifier [Axis]: INTOWN 2025-STAY Mortgage Trust | FLOATING | March 15, 2042 | 0.051 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 291,061
Investment, Identifier [Axis]: Indianapolis Power & Light Co | FIXED | August 15, 2035 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 308,237
Investment, Identifier [Axis]: Ingredion Inc | FIXED | June 1, 2030 | 0.029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.90%
Collateral, Par, or Maturity Value	$ 360,000
Current Value	$ 340,065
Investment, Identifier [Axis]: Ingredion Inc | FIXED | October 1, 2026 | 0.032
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 140,174
Investment, Identifier [Axis]: Interstate Power and Light Co | FIXED | April 1, 2029 | 0.036
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.60%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	59,356
Investment, Identifier [Axis]: JP MORGAN US GOVT MM FUND 3164
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,411,748
Investment, Identifier [Axis]: JP Morgan US Government Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,064,985
Investment, Identifier [Axis]: JPMBB Commercial Mortgage Securities Trust 2016-C1 | FIXED | March 17, 2049 | 0.035761
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.5761%
Collateral, Par, or Maturity Value	$ 230,737
Current Value	$ 231,002
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C4 | FIXED | December 15, 2049 | 0.028822
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.8822%
Collateral, Par, or Maturity Value	$ 386,617
Current Value	$ 384,564
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | April 22, 2028 | 0.05571
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.571%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 298,896
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | April 26, 2028 | 0.04323
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.323%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 50,602
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | December 5, 2029 | 0.04452
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.452%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 314,256
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | January 23, 2028 | 0.0504
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.04%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 227,163
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | January 24, 2029 | 0.04915
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.915%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 145,649
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | July 22, 2028 | 0.04979
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.979%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 114,079
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | July 22, 2030 | 0.04995
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.995%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 482,746
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | July 23, 2029 | 0.04203
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.203%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 122,586
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | July 25, 2028 | 0.04851
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.851%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 41,360
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | June 1, 2028 | 0.02182
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.182%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 342,002
Investment, Identifier [Axis]: JPMorgan Chase & Co | VARIABLE | June 14, 2030 | 0.04565
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.565%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 121,742
Investment, Identifier [Axis]: John Deere Owner Trust 2024 | FIXED | November 15, 2028 | 0.0496
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.96%
Collateral, Par, or Maturity Value	$ 275,000
Current Value	$ 278,018
Investment, Identifier [Axis]: Johns Hopkins Health System Corp/The | FIXED | January 1, 2030 | 0.0242
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.42%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 245,324
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH | FIXED | April 13, 2029 | 0.039 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 366,435
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH | FIXED | April 13, 2029 | 0.039 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 247,591
Investment, Identifier [Axis]: Kinder Morgan Inc | FIXED | February 1, 2029 | 0.05 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 229,790
Investment, Identifier [Axis]: Kinder Morgan Inc | FIXED | February 1, 2029 | 0.05 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 219,345
Investment, Identifier [Axis]: Kinder Morgan Inc | FIXED | June 1, 2030 | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 114,317
Investment, Identifier [Axis]: Kinder Morgan Inc | FIXED | November 15, 2026 | 0.0175
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.75%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 98,390
Investment, Identifier [Axis]: Kubota Credit Owner Trust 2024-1 | FIXED | July 17, 2028 | 0.0519
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.19%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 273,666
Investment, Identifier [Axis]: Kubota Credit Owner Trust 2024-2 | FIXED | November 15, 2028 | 0.0526
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.26%
Collateral, Par, or Maturity Value	$ 185,000
Current Value	$ 188,478
Investment, Identifier [Axis]: L3Harris Technologies Inc | FIXED | June 1, 2029 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 185,736
Investment, Identifier [Axis]: L3Harris Technologies Inc | FIXED | June 15, 2028 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,967
Investment, Identifier [Axis]: LAD Auto Receivables Trust 2025-3 | FIXED | January 15, 2031 | 0.0403
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.03%
Collateral, Par, or Maturity Value	$ 295,000
Current Value	$ 296,696
Investment, Identifier [Axis]: Laboratory Corp of America Holdings | FIXED | April 1, 2030 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 182,375
Investment, Identifier [Axis]: Leland Stanford Junior University/The | FIXED | August 1, 2030 | 0.04146
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.146%
Collateral, Par, or Maturity Value	$ 765,000
Current Value	$ 782,000
Investment, Identifier [Axis]: Lennox International Inc | FIXED | September 15, 2028 | 0.055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 262,129
Investment, Identifier [Axis]: Lennox International Inc | FIXED | September 15, 2028 | 0.055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.50%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 272,614
Investment, Identifier [Axis]: Life 2022-BMR Mortgage Trust | FLOATING | May 15, 2039 | 0.050454 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0454%
Collateral, Par, or Maturity Value	$ 245,000
Current Value	$ 236,860
Investment, Identifier [Axis]: Life 2022-BMR Mortgage Trust | FLOATING | May 15, 2039 | 0.050454 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0454%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 135,349
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth | FIXED | February 1, 2027 | 0.03615
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.615%
Collateral, Par, or Maturity Value	$ 242,783
Current Value	$ 245,792
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth | FIXED | February 1, 2031 | 0.04145
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.145%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 610,831
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth | FIXED | June 1, 2031 | 0.05081
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.081%
Collateral, Par, or Maturity Value	$ 296,995
Current Value	$ 303,866
Investment, Identifier [Axis]: M&T Bank Auto Receivables Trust 2024-1 | FIXED | February 17, 2032 | 0.0522
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.22%
Collateral, Par, or Maturity Value	$ 277,724
Current Value	$ 281,419
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2021-A | FIXED | June 13, 2028 | 0.0056
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	0.56%
Collateral, Par, or Maturity Value	$ 10,974
Current Value	$ 10,964
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2021-A | FIXED | November 13, 2030 | 0.0104
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.04%
Collateral, Par, or Maturity Value	$ 530,000
Current Value	$ 527,284
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2022-A | FIXED | June 13, 2044 | 0.0332
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.32%
Collateral, Par, or Maturity Value	$ 580,000
Current Value	$ 580,057
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2024-A | FIXED | July 14, 2031 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 468,667
Investment, Identifier [Axis]: MPLX LP | FIXED | February 15, 2031 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 185,460
Investment, Identifier [Axis]: MPLX LP | FIXED | March 1, 2026 | 0.0175 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.75%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 180,341
Investment, Identifier [Axis]: MPLX LP | FIXED | March 1, 2026 | 0.0175 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.75%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 280,530
Investment, Identifier [Axis]: MPLX LP | FIXED | March 15, 2028 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 121,193
Investment, Identifier [Axis]: MPLX LP | FIXED | September 1, 2032 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 102,466
Investment, Identifier [Axis]: Manufacturers & Traders Trust Co | VARIABLE | July 6, 2028 | 0.04762
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.762%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 258,719
Investment, Identifier [Axis]: Marathon Petroleum Corp | FIXED | April 1, 2028 | 0.038
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.80%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 230,904
Investment, Identifier [Axis]: Marathon Petroleum Corp | FIXED | March 1, 2030 | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 293,250
Investment, Identifier [Axis]: Mars Inc | FIXED | March 1, 2028 | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 174,981
Investment, Identifier [Axis]: Mars Inc | FIXED | March 1, 2030 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 290,805
Investment, Identifier [Axis]: Mars Inc | FIXED | March 1, 2032 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 83,910
Investment, Identifier [Axis]: Masco Corp | FIXED | November 15, 2027 | 0.035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 159,098
Investment, Identifier [Axis]: Masco Corp | FIXED | November 15, 2027 | 0.035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 109,380
Investment, Identifier [Axis]: MassMutual Global Funding II | FIXED | May 30, 2029 | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 206,968
Investment, Identifier [Axis]: MassMutual Global Funding II | FIXED | October 22, 2027 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 203,017
Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust 2025-A | FIXED | April 16, 2029 | 0.0461
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.61%
Collateral, Par, or Maturity Value	$ 365,000
Current Value	$ 370,604
Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust 2025-B | FIXED | April 16, 2029 | 0.0388
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.88%
Collateral, Par, or Maturity Value	$ 485,000
Current Value	$ 486,355
Investment, Identifier [Axis]: Mercedes-Benz Auto Receivables Trust 2024-1 | FIXED | April 16, 2029 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 250,440
Current Value	$ 252,722
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC | FIXED | August 1, 2027 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 258,021
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC | FIXED | August 3, 2028 | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 157,130
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC | FIXED | January 11, 2029 | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 156,340
Investment, Identifier [Axis]: Merck & Co Inc | FIXED | March 15, 2031 | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.15%
Collateral, Par, or Maturity Value	$ 245,000
Current Value	$ 245,312
Investment, Identifier [Axis]: Meta Platforms Inc | FIXED | November 15, 2030 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 40,408
Investment, Identifier [Axis]: Metropolitan Life Global Funding I | FIXED | March 21, 2029 | 0.033
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.30%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 167,260
Investment, Identifier [Axis]: Microchip Technology Inc | FIXED | February 15, 2030 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 176,818
Investment, Identifier [Axis]: Microchip Technology Inc | FIXED | March 15, 2028 | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 154,263
Investment, Identifier [Axis]: Microchip Technology Inc | FIXED | March 15, 2029 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 289,844
Investment, Identifier [Axis]: Mid-America Apartments LP | FIXED | June 15, 2028 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 50,334
Investment, Identifier [Axis]: Mid-Atlantic Interstate Transmission LLC | FIXED | May 15, 2028 | 0.041
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.10%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,227
Investment, Identifier [Axis]: MidAmerican Energy Co | FIXED | April 15, 2029 | 0.0365
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.65%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 209,255
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc | VARIABLE | January 16, 2031 | 0.05197
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.197%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 211,227
Investment, Identifier [Axis]: Mondelez International Inc | FIXED | May 6, 2028 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 242,907
Investment, Identifier [Axis]: Monongahela Power Co | FIXED | May 15, 2027 | 0.0355
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.55%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 169,760
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C29 | FIXED | May 15, 2049 | 0.03058
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.058%
Collateral, Par, or Maturity Value	$ 106,859
Current Value	$ 106,844
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C31 | FIXED | November 15, 2049 | 0.0284
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.84%
Collateral, Par, or Maturity Value	$ 455,989
Current Value	$ 453,758
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C32 | FIXED | December 15, 2049 | 0.0372
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.72%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 308,488
Investment, Identifier [Axis]: Morgan Stanley Bank NA | VARIABLE | January 14, 2028 | 0.04952
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.952%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 320,049
Investment, Identifier [Axis]: Morgan Stanley Bank NA | VARIABLE | July 14, 2028 | 0.04968
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.968%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 259,293
Investment, Identifier [Axis]: Morgan Stanley Capital I Trust 2018-H3 | FIXED | July 15, 2051 | 0.04177
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.177%
Collateral, Par, or Maturity Value	$ 495,000
Current Value	$ 496,075
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | April 12, 2029 | 0.04994
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.994%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,486
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | April 13, 2028 | 0.05652
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.652%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,565
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | April 17, 2031 | 0.05192
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.192%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 260,641
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | April 20, 2028 | 0.0421
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.21%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 313,312
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | January 15, 2031 | 0.0523
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.23%
Collateral, Par, or Maturity Value	$ 135,000
Current Value	$ 142,622
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | January 16, 2030 | 0.05173
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.173%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 189,166
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | January 21, 2028 | 0.02475 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.475%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 99,476
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | January 21, 2028 | 0.02475 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.475%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 368,060
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | July 19, 2030 | 0.05042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.042%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 136,356
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | July 20, 2029 | 0.05449
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.449%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 116,258
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | May 4, 2027 | 0.01593
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.593%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 109,324
Investment, Identifier [Axis]: Morgan Stanley | VARIABLE | October 18, 2030 | 0.04654
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.654%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 255,546
Investment, Identifier [Axis]: Mosaic Co/The | FIXED | January 15, 2029 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 40,354
Investment, Identifier [Axis]: Mosaic Co/The | FIXED | November 15, 2027 | 0.0405
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.05%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 130,618
Investment, Identifier [Axis]: Mosaic Co/The | FIXED | November 15, 2030 | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 151,337
Investment, Identifier [Axis]: Motorola Solutions Inc | FIXED | April 15, 2029 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 72,506
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding | FIXED | April 9, 2027 | 0.0535
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.35%
Collateral, Par, or Maturity Value	$ 235,000
Current Value	$ 241,398
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding | FIXED | December 12, 2028 | 0.0545 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.45%
Collateral, Par, or Maturity Value	$ 300,000
Current Value	$ 311,336
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding | FIXED | December 12, 2028 | 0.0545 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.45%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 103,779
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding | FIXED | June 9, 2028 | 0.04514
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.514%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 50,609
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding | FIXED | October 15, 2029 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 112,899
Investment, Identifier [Axis]: NLG Global Funding | FIXED | January 23, 2030 | 0.054
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 242,077
Investment, Identifier [Axis]: NLG Global Funding | FIXED | September 15, 2030 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 115,000
Current Value	$ 115,113
Investment, Identifier [Axis]: NNN REIT Inc | FIXED | October 15, 2027 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 119,846
Investment, Identifier [Axis]: NNN REIT Inc | FIXED | October 15, 2028 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 71,052
Investment, Identifier [Axis]: NTT Finance Corp | FIXED | July 16, 2028 | 0.0462
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.62%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 206,963
Investment, Identifier [Axis]: NTT Finance Corp | FIXED | July 16, 2030 | 0.04876
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.876%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 281,243
Investment, Identifier [Axis]: NTT Finance Corp | FIXED | July 2, 2027 | 0.05104
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.104%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 208,235
Investment, Identifier [Axis]: NTT Finance Corp | FIXED | July 2, 2029 | 0.0511
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.11%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 326,227
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc | FIXED | August 19, 2028 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 50,989
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc | FIXED | August 19, 2032 | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 122,943
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc | FIXED | February 15, 2032 | 0.0265
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.65%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 136,415
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc | FIXED | January 15, 2033 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 208,124
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc | FIXED | June 1, 2027 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,626
Investment, Identifier [Axis]: NYC Transitional Fin Auth Future Tax Secured Rev | FIXED | November 1, 2026 | 0.03895
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.895%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 250,140
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2021-E | FIXED | December 16, 2069 | 0.0097
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	0.97%
Collateral, Par, or Maturity Value	$ 274,231
Current Value	$ 247,549
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2021-G | FIXED | April 15, 2070 | 0.0158
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.58%
Collateral, Par, or Maturity Value	$ 616,743
Current Value	$ 560,938
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2022-A | FIXED | July 15, 2070 | 0.0223
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.23%
Collateral, Par, or Maturity Value	$ 185,460
Current Value	$ 170,180
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-A | FIXED | February 16, 2055 | 0.0515 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 341,878
Current Value	$ 347,539
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-A | FIXED | February 16, 2055 | 0.0515 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.15%
Collateral, Par, or Maturity Value	$ 234,784
Current Value	$ 238,671
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-C | FIXED | October 15, 2055 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 223,003
Current Value	$ 224,014
Investment, Identifier [Axis]: Navient Student Loan Trust 2021-1 | FLOATING | December 26, 2069 | 0.045887 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.5887%
Collateral, Par, or Maturity Value	$ 487,422
Current Value	$ 481,127
Investment, Identifier [Axis]: Navient Student Loan Trust 2021-1 | FLOATING | December 26, 2069 | 0.045887 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.5887%
Collateral, Par, or Maturity Value	$ 337,795
Current Value	$ 333,432
Investment, Identifier [Axis]: Navistar Financial Dealer Note Master Owner Trust | FIXED | April 25, 2029 | 0.0559
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.59%
Collateral, Par, or Maturity Value	$ 55,000
Current Value	$ 55,312
Investment, Identifier [Axis]: Nebraska Investment Finance Authority | FIXED | September 1, 2053 | 0.06
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.00%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 372,299
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A | FIXED | April 20, 2062 | 0.0136 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.36%
Collateral, Par, or Maturity Value	$ 354,003
Current Value	$ 335,104
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A | FIXED | April 20, 2062 | 0.0136 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.36%
Collateral, Par, or Maturity Value	$ 245,190
Current Value	$ 232,101
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A | FLOATING | April 20, 2062 | 0.046484
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.6484%
Collateral, Par, or Maturity Value	$ 119,102
Current Value	$ 119,041
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-B | FLOATING | April 20, 2062 | 0.046284
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.6284%
Collateral, Par, or Maturity Value	$ 228,757
Current Value	$ 228,852
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-C | FIXED | April 20, 2062 | 0.0132
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.32%
Collateral, Par, or Maturity Value	$ 98,373
Current Value	$ 92,444
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-C | FLOATING | April 20, 2062 | 0.045884
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.5884%
Collateral, Par, or Maturity Value	$ 359,140
Current Value	$ 358,666
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-D | FIXED | April 20, 2062 | 0.0163
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.63%
Collateral, Par, or Maturity Value	$ 489,930
Current Value	$ 467,818
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-D | FLOATING | April 20, 2062 | 0.045384
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.5384%
Collateral, Par, or Maturity Value	$ 277,350
Current Value	$ 276,483
Investment, Identifier [Axis]: New York Hospital for Special Surgery | FIXED | April 1, 2028 | 0.03737
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.737%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 80,197
Investment, Identifier [Axis]: New York State Electric & Gas Corp | FIXED | August 15, 2028 | 0.0565
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 95,570
Investment, Identifier [Axis]: Newmont Corp / Newcrest Finance Pty Ltd | FIXED | March 15, 2034 | 0.0535
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.35%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 63,754
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2024-B | FIXED | November 15, 2027 | 0.0492
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.92%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 607,223
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2025-A | FIXED | March 15, 2028 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 334,731
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2025-B | FIXED | November 15, 2028 | 0.0432
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.32%
Collateral, Par, or Maturity Value	$ 345,000
Current Value	$ 348,746
Investment, Identifier [Axis]: Nissan Auto Receivables 2023-B Owner Trust | FIXED | October 15, 2030 | 0.0596
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.96%
Collateral, Par, or Maturity Value	$ 440,000
Current Value	$ 451,495
Investment, Identifier [Axis]: Nissan Auto Receivables 2025-A Owner Trust | FIXED | December 17, 2029 | 0.0449
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.49%
Collateral, Par, or Maturity Value	$ 465,000
Current Value	$ 472,067
Investment, Identifier [Axis]: Nissan Auto Receivables 2025-B Owner Trust | FIXED | April 15, 2030 | 0.0399
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.99%
Collateral, Par, or Maturity Value	$ 780,000
Current Value	$ 784,696
Investment, Identifier [Axis]: Nissan Master Owner Trust Receivables | FIXED | February 15, 2029 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,843
Investment, Identifier [Axis]: Norfolk Southern Corp | FIXED | November 1, 2029 | 0.0255
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.55%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 208,855
Investment, Identifier [Axis]: North Dakota Public Finance Authority | FIXED | December 1, 2030 | 0.0405
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.05%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 251,281
Investment, Identifier [Axis]: North Texas Higher Education Authority Inc | FLOATING | October 25, 2061 | 0.044162
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.4162%
Collateral, Par, or Maturity Value	$ 458,135
Current Value	$ 453,534
Investment, Identifier [Axis]: North Texas Higher Education Authority Inc | FLOATING | September 25, 2061 | 0.044162
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.4162%
Collateral, Par, or Maturity Value	$ 363,126
Current Value	$ 361,734
Investment, Identifier [Axis]: NorthWestern Corp | FIXED | March 21, 2030 | 0.05073 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.073%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 280,900
Investment, Identifier [Axis]: NorthWestern Corp | FIXED | March 21, 2030 | 0.05073 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.073%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 72,826
Investment, Identifier [Axis]: Northwestern Mutual Global Funding | FIXED | April 4, 2029 | 0.033
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.30%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 215,459
Investment, Identifier [Axis]: Nutrien Ltd | FIXED | June 21, 2027 | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 193,409
Investment, Identifier [Axis]: Nutrien Ltd | FIXED | March 12, 2027 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 132,530
Investment, Identifier [Axis]: Nutrien Ltd | FIXED | May 13, 2030 | 0.0295
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 123,448
Investment, Identifier [Axis]: Nuveen LLC | FIXED | November 1, 2028 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 181,278
Investment, Identifier [Axis]: ONEOK Inc | FIXED | October 15, 2029 | 0.044 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 151,986
Investment, Identifier [Axis]: ONEOK Inc | FIXED | October 15, 2029 | 0.044 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 141,853
Investment, Identifier [Axis]: ONEOK Inc | FIXED | October 15, 2032 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,008
Investment, Identifier [Axis]: ONEOK Inc | FIXED | September 24, 2027 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 121,792
Investment, Identifier [Axis]: ONNI Commerical Mortgage Trust 2024-APT | VARIABLE | July 15, 2039 | 0.055674 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.5674%
Collateral, Par, or Maturity Value	$ 175,000
Current Value	$ 179,132
Investment, Identifier [Axis]: ONNI Commerical Mortgage Trust 2024-APT | VARIABLE | July 15, 2039 | 0.055674 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.5674%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 133,069
Investment, Identifier [Axis]: OhioHealth Corp | FIXED | November 15, 2031 | 0.02297
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.297%
Collateral, Par, or Maturity Value	$ 325,000
Current Value	$ 292,899
Investment, Identifier [Axis]: Oklahoma Development Finance Authority | FIXED | December 1, 2033 | 0.04135
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.135%
Collateral, Par, or Maturity Value	$ 206,771
Current Value	$ 206,272
Investment, Identifier [Axis]: Oklahoma Development Finance Authority | FIXED | February 1, 2032 | 0.04285
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.285%
Collateral, Par, or Maturity Value	$ 65,716
Current Value	$ 66,672
Investment, Identifier [Axis]: Oklahoma Development Finance Authority | FIXED | May 1, 2032 | 0.03877
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.877%
Collateral, Par, or Maturity Value	$ 328,252
Current Value	$ 324,885
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC | FIXED | June 1, 2032 | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.15%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 491,733
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC | FIXED | November 1, 2029 | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 379,150
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC | FIXED | November 15, 2028 | 0.037
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.70%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 119,807
Investment, Identifier [Axis]: Oracle Corp | FIXED | April 1, 2030 | 0.0295
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 344,689
Investment, Identifier [Axis]: Oracle Corp | FIXED | August 3, 2028 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 135,000
Current Value	$ 138,389
Investment, Identifier [Axis]: Oracle Corp | FIXED | March 25, 2028 | 0.023
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.30%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 172,803
Investment, Identifier [Axis]: Oracle Corp | FIXED | November 15, 2027 | 0.0325
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 196,513
Investment, Identifier [Axis]: Oracle Corp | FIXED | November 9, 2029 | 0.0615
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.15%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 73,756
Investment, Identifier [Axis]: Oracle Corp | FIXED | September 26, 2030 | 0.0445
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 60,000
Current Value	$ 59,446
Investment, Identifier [Axis]: Oracle Corp | FIXED | September 26, 2032 | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.80%
Collateral, Par, or Maturity Value	$ 65,000
Current Value	$ 63,888
Investment, Identifier [Axis]: Oracle Corp | FIXED | September 26, 2035 | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 65,000
Current Value	$ 63,314
Investment, Identifier [Axis]: Oracle Corp | FIXED | September 27, 2029 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 218,167
Investment, Identifier [Axis]: Orlando Health Obligated Group | FIXED | October 1, 2028 | 0.03777
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.777%
Collateral, Par, or Maturity Value	$ 225,000
Current Value	$ 224,617
Investment, Identifier [Axis]: Oshkosh Corp | FIXED | May 15, 2028 | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 193,499
Investment, Identifier [Axis]: PFS Financing Corp | FIXED | August 15, 2029 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 105,000
Current Value	$ 106,431
Investment, Identifier [Axis]: PFS Financing Corp | FIXED | February 15, 2029 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 420,000
Current Value	$ 425,310
Investment, Identifier [Axis]: PHEAA Student Loan Trust 2014-2 | FLOATING | February 25, 2043 | 0.045587
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.5587%
Collateral, Par, or Maturity Value	$ 304,126
Current Value	$ 301,525
Investment, Identifier [Axis]: PNC Bank NA | FIXED | October 22, 2029 | 0.027
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.70%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 237,553
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The | VARIABLE | January 29, 2031 | 0.05222
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.222%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 137,479
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The | VARIABLE | July 23, 2027 | 0.05102
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.102%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 236,440
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The | VARIABLE | May 13, 2031 | 0.04899
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.899%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 144,338
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The | VARIABLE | October 20, 2027 | 0.06615
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.615%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 103,306
Investment, Identifier [Axis]: PPG Industries Inc | FIXED | August 15, 2029 | 0.028
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.80%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 135,384
Investment, Identifier [Axis]: PPG Industries Inc | FIXED | March 15, 2031 | 0.04375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.375%
Collateral, Par, or Maturity Value	$ 195,000
Current Value	$ 196,302
Investment, Identifier [Axis]: Packaging Corp of America | FIXED | December 1, 2033 | 0.057
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.70%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 212,369
Investment, Identifier [Axis]: PeaceHealth Obligated Group | FIXED | November 15, 2028 | 0.04335
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.335%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 70,738
Investment, Identifier [Axis]: Phillips 66 Co | FIXED | June 15, 2031 | 0.0525
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.25%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 260,703
Investment, Identifier [Axis]: Phillips 66 Co | FIXED | March 1, 2028 | 0.0375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 150,885
Investment, Identifier [Axis]: Phillips 66 | FIXED | March 15, 2028 | 0.039
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 251,888
Investment, Identifier [Axis]: Plains All American Pipeline LP / PAA Finance Corp | FIXED | December 15, 2029 | 0.0355
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.55%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 68,165
Investment, Identifier [Axis]: Plains All American Pipeline LP / PAA Finance Corp | FIXED | January 15, 2031 | 0.047
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.70%
Collateral, Par, or Maturity Value	$ 155,000
Current Value	$ 158,302
Investment, Identifier [Axis]: Porsche Innovative Lease Owner Trust 2025-1 | FIXED | October 20, 2028 | 0.0461
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.61%
Collateral, Par, or Maturity Value	$ 305,000
Current Value	$ 308,919
Investment, Identifier [Axis]: President and Fellows of Harvard College | FIXED | March 15, 2030 | 0.04887 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.887%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 83,728
Investment, Identifier [Axis]: President and Fellows of Harvard College | FIXED | March 15, 2030 | 0.04887 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.887%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 104,660
Investment, Identifier [Axis]: Principal Life Global Funding II | FIXED | August 18, 2028 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,951
Investment, Identifier [Axis]: Principal Life Global Funding II | FIXED | August 19, 2027 | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 318,179
Investment, Identifier [Axis]: Principal Life Global Funding II | FIXED | January 25, 2029 | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 303,525
Investment, Identifier [Axis]: Prologis LP | FIXED | January 15, 2031 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 50,000
Current Value	$ 52,705
Investment, Identifier [Axis]: Protective Life Global Funding | FIXED | July 6, 2027 | 0.04714
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.714%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 155,051
Investment, Identifier [Axis]: Protective Life Global Funding | FIXED | September 13, 2027 | 0.04335
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.335%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 152,966
Investment, Identifier [Axis]: Public Service Co of New Hampshire | FIXED | July 1, 2028 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 299,431
Investment, Identifier [Axis]: Puget Sound Energy Inc | FIXED | June 15, 2034 | 0.0533
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.33%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	227,338
Investment, Identifier [Axis]: RETAIL MUTUAL FUNDS, EXCHANGE TRADED FUNDS, EQUITIES (OTHER THAN AEP STOCK) AND PREFERRED STOCK TRADED ON A NATIONAL SECURITIES EXCHANGE, AND FIXED INCOME SECURITIES (OTHER THAN THOSE ISSUED BY AN AFFILIATE OF THE COMPANY).
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 149,520,188
Investment, Identifier [Axis]: ROCK Trust 2024-CNTR | FIXED | November 13, 2041 | 0.053883
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.3883%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 340,723
Investment, Identifier [Axis]: RTX Corp | FIXED | May 4, 2027 | 0.03125
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.125%
Collateral, Par, or Maturity Value	$ 340,000
Current Value	$ 338,099
Investment, Identifier [Axis]: RTX Corp | FIXED | November 16, 2028 | 0.04125
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 80,707
Investment, Identifier [Axis]: Realty Income Corp | FIXED | February 1, 2029 | 0.0395
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 80,529
Investment, Identifier [Axis]: Regions Financial Corp | FIXED | August 12, 2028 | 0.018
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.80%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 371,478
Investment, Identifier [Axis]: Revvity Inc | FIXED | September 15, 2028 | 0.019
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.90%
Collateral, Par, or Maturity Value	$ 380,000
Current Value	$ 359,609
Investment, Identifier [Axis]: Rimon LLC | FIXED | June 25, 2026 | 0.02623
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.623%
Collateral, Par, or Maturity Value	$ 64,130
Current Value	$ 63,721
Investment, Identifier [Axis]: Rogers Communications Inc | FIXED | March 15, 2027 | 0.032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 230,000
Current Value	$ 229,891
Investment, Identifier [Axis]: Rogers Communications Inc | FIXED | March 15, 2027 | 0.032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 239,887
Investment, Identifier [Axis]: Roper Technologies Inc | FIXED | October 15, 2029 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 122,394
Investment, Identifier [Axis]: Roper Technologies Inc | FIXED | September 15, 2030 | 0.0445
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 122,729
Investment, Identifier [Axis]: Royal Bank of Canada | VARIABLE | February 4, 2031 | 0.05153
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.153%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 105,159
Investment, Identifier [Axis]: Royal Bank of Canada | VARIABLE | January 24, 2029 | 0.04965
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.965%
Collateral, Par, or Maturity Value	$ 380,000
Current Value	$ 395,371
Investment, Identifier [Axis]: Royal Bank of Canada | VARIABLE | October 18, 2028 | 0.04522
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.522%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 254,769
Investment, Identifier [Axis]: Royal Bank of Canada | VARIABLE | October 18, 2030 | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 286,763
Investment, Identifier [Axis]: Ryder System Inc | FIXED | March 1, 2027 | 0.0285
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.85%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 239,193
Investment, Identifier [Axis]: Ryder System Inc | FIXED | March 15, 2027 | 0.053
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,402
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2026 | 0.02507
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.507%
Collateral, Par, or Maturity Value	$ 542,170
Current Value	$ 545,160
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2029 | 0.03113
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.113%
Collateral, Par, or Maturity Value	$ 262,165
Current Value	$ 258,699
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2030 | 0.02078
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.078%
Collateral, Par, or Maturity Value	$ 764,447
Current Value	$ 729,832
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2031 | 0.01667
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.667%
Collateral, Par, or Maturity Value	$ 654,359
Current Value	$ 604,239
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2032 | 0.02938
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.938%
Collateral, Par, or Maturity Value	$ 2,170,116
Current Value	$ 2,093,750
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2033 | 0.05168
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.168%
Collateral, Par, or Maturity Value	$ 354,799
Current Value	$ 368,525
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2034 | 0.05035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.035%
Collateral, Par, or Maturity Value	$ 199,441
Current Value	$ 205,552
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2035 | 0.04963 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.963%
Collateral, Par, or Maturity Value	$ 710,000
Current Value	$ 732,725
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | March 10, 2035 | 0.04963 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.963%
Collateral, Par, or Maturity Value	$ 455,000
Current Value	$ 469,563
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | September 10, 2027 | 0.02518
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.518%
Collateral, Par, or Maturity Value	$ 132,561
Current Value	$ 130,526
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | September 10, 2028 | 0.03548
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.548%
Collateral, Par, or Maturity Value	$ 332,784
Current Value	$ 332,818
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | September 10, 2031 | 0.01304
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.304%
Collateral, Par, or Maturity Value	$ 1,202,250
Current Value	$ 1,076,421
Investment, Identifier [Axis]: SBA Small Business Investment Cos | FIXED | September 10, 2033 | 0.05688
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.688%
Collateral, Par, or Maturity Value	$ 2,730,257
Current Value	$ 2,861,915
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2024-1 | FIXED | May 21, 2029 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 340,414
Current Value	$ 343,014
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2024-2 | FIXED | November 20, 2029 | 0.0533
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.33%
Collateral, Par, or Maturity Value	$ 396,091
Current Value	$ 401,017
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2025-3 | FIXED | April 21, 2031 | 0.0412
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.12%
Collateral, Par, or Maturity Value	$ 275,000
Current Value	$ 276,594
Investment, Identifier [Axis]: SHR Trust 2024-LXRY | FLOATING | October 15, 2041 | 0.057001
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.7001%
Collateral, Par, or Maturity Value	$ 455,000
Current Value	$ 457,172
Investment, Identifier [Axis]: SHRN Trust 2025-MF18 | FLOATING | October 15, 2040 | 0.049501 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.9501%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 240,710
Investment, Identifier [Axis]: SHRN Trust 2025-MF18 | FLOATING | October 15, 2040 | 0.049501 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.9501%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 280,828
Investment, Identifier [Axis]: SLM Student Loan Trust 2003-10 | FLOATING | December 17, 2068 | 0.050638 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0638%
Collateral, Par, or Maturity Value	$ 496,078
Current Value	$ 495,195
Investment, Identifier [Axis]: SLM Student Loan Trust 2003-10 | FLOATING | December 17, 2068 | 0.050638 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.0638%
Collateral, Par, or Maturity Value	$ 498,418
Current Value	$ 497,531
Investment, Identifier [Axis]: SMRT 2022-MINI | FLOATING | January 15, 2039 | 0.04751 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.751%
Collateral, Par, or Maturity Value	$ 165,000
Current Value	$ 165,370
Investment, Identifier [Axis]: SMRT 2022-MINI | FLOATING | January 15, 2039 | 0.04751 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.751%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 110,247
Investment, Identifier [Axis]: SWCH Commercial Mortgage Trust 2025-DATA | FLOATING | February 15, 2042 | 0.05193 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.193%
Collateral, Par, or Maturity Value	$ 265,000
Current Value	$ 263,182
Investment, Identifier [Axis]: SWCH Commercial Mortgage Trust 2025-DATA | FLOATING | February 15, 2042 | 0.05193 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.193%
Collateral, Par, or Maturity Value	$ 165,000
Current Value	$ 163,868
Investment, Identifier [Axis]: Sabine Pass Liquefaction LLC | FIXED | March 15, 2028 | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.20%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,713
Investment, Identifier [Axis]: San Diego Community College District | FIXED | August 1, 2033 | 0.02383
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.383%
Collateral, Par, or Maturity Value	$ 675,000
Current Value	$ 602,282
Investment, Identifier [Axis]: Santander Drive Auto Receivables Trust 2023-5 | FIXED | September 15, 2028 | 0.0602
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.02%
Collateral, Par, or Maturity Value	$ 110,980
Current Value	$ 111,588
Investment, Identifier [Axis]: Santander Drive Auto Receivables Trust 2025-3 | FIXED | January 15, 2030 | 0.0438
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.38%
Collateral, Par, or Maturity Value	$ 285,000
Current Value	$ 286,939
Investment, Identifier [Axis]: Sealed Air Corp | FIXED | October 15, 2026 | 0.01573
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.573%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 206,222
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2018-2 | FIXED | November 25, 2057 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 100,011
Current Value	$ 98,625
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2018-3 | VARIABLE | August 25, 2057 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 83,236
Current Value	$ 81,969
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-1 | FIXED | July 25, 2058 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 372,851
Current Value	$ 358,965
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-2 | FIXED | August 25, 2058 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 434,628
Current Value	$ 415,753
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-3 | FIXED | October 25, 2058 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 266,695
Current Value	$ 253,455
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-2 | FIXED | November 25, 2059 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 396,137
Current Value	$ 352,796
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-3 | FIXED | May 25, 2060 | 0.025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 171,531
Current Value	$ 160,835
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-3 | FIXED | May 25, 2060 | 0.025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 172,036
Current Value	$ 150,702
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust | FIXED | September 25, 2060 | 0.025
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.50%
Collateral, Par, or Maturity Value	$ 351,477
Current Value	$ 328,413
Investment, Identifier [Axis]: Sherwin-Williams Co/The | FIXED | August 15, 2028 | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.30%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 184,410
Investment, Identifier [Axis]: Sherwin-Williams Co/The | FIXED | August 15, 2029 | 0.0295
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.95%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 77,589
Investment, Identifier [Axis]: Sherwin-Williams Co/The | FIXED | August 15, 2030 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 123,509
Investment, Identifier [Axis]: Sherwin-Williams Co/The | FIXED | June 1, 2027 | 0.0345
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.45%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 69,674
Investment, Identifier [Axis]: Smurfit Kappa Treasury ULC | FIXED | January 15, 2030 | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.20%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 221,535
Investment, Identifier [Axis]: Stanford Health Care | FIXED | August 15, 2030 | 0.0331
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.31%
Collateral, Par, or Maturity Value	$ 325,000
Current Value	$ 318,460
Investment, Identifier [Axis]: Starbucks Corp | FIXED | May 15, 2028 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 203,204
Investment, Identifier [Axis]: State Street Corp | VARIABLE | February 20, 2029 | 0.0453
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.53%
Collateral, Par, or Maturity Value	$ 180,000
Current Value	$ 185,318
Investment, Identifier [Axis]: State Street Corp | VARIABLE | February 7, 2028 | 0.02203
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.203%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 237,776
Investment, Identifier [Axis]: State Street Corp | VARIABLE | February 7, 2033 | 0.02623
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.623%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 100,642
Investment, Identifier [Axis]: State of Hawaii | FIXED | August 1, 2029 | 0.01892
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.892%
Collateral, Par, or Maturity Value	$ 685,000
Current Value	$ 645,834
Investment, Identifier [Axis]: State of Oregon | FIXED | June 1, 2027 | 0.05892
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.892%
Collateral, Par, or Maturity Value	$ 344,934
Current Value	$ 352,219
Investment, Identifier [Axis]: State of Texas | FIXED | April 1, 2033 | 0.04631
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.631%
Collateral, Par, or Maturity Value	$ 500,000
Current Value	$ 504,794
Investment, Identifier [Axis]: Steel Dynamics Inc | FIXED | December 15, 2028 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 70,000
Current Value	$ 70,264
Investment, Identifier [Axis]: Stellantis Financial Enhanced Lease Trust 2025-A | FIXED | July 20, 2028 | 0.0447
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.47%
Collateral, Par, or Maturity Value	$ 390,000
Current Value	$ 393,254
Investment, Identifier [Axis]: Stellantis Financial Enhanced Lease Trust 2025-B | FIXED | January 22, 2029 | 0.0427
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.27%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 291,970
Investment, Identifier [Axis]: Stellantis Financial Enhanced Lease Trust 2025-C | FIXED | April 20, 2029 | 0.0411
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.11%
Collateral, Par, or Maturity Value	$ 530,000
Current Value	$ 532,134
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc | FIXED | September 14, 2028 | 0.05716
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.716%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 211,776
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc | FIXED | September 17, 2028 | 0.01902
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.902%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 190,089
Investment, Identifier [Axis]: Synchrony Card Funding LLC | FIXED | March 15, 2030 | 0.0504
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.04%
Collateral, Par, or Maturity Value	$ 285,000
Current Value	$ 289,622
Investment, Identifier [Axis]: Synchrony Card Funding LLC | FIXED | October 15, 2029 | 0.0574
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.74%
Collateral, Par, or Maturity Value	$ 560,000
Current Value	$ 569,494
Investment, Identifier [Axis]: T-Mobile USA Inc | FIXED | April 15, 2026 | 0.02625
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.625%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 160,253
Investment, Identifier [Axis]: T-Mobile USA Inc | FIXED | April 15, 2030 | 0.03875
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.875%
Collateral, Par, or Maturity Value	$ 190,000
Current Value	$ 188,595
Investment, Identifier [Axis]: T-Mobile USA Inc | FIXED | February 15, 2026 | 0.0225
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 80,497
Investment, Identifier [Axis]: T-Mobile USA Inc | FIXED | February 15, 2031 | 0.0255
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.55%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 240,230
Investment, Identifier [Axis]: T-Mobile USA Inc | FIXED | March 15, 2029 | 0.024
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.40%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 210,049
Investment, Identifier [Axis]: TCO 2024-DPM A | FLOATING | December 15, 2039 | 0.04993 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.993%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 371,675
Investment, Identifier [Axis]: TCO 2024-DPM A | FLOATING | December 15, 2039 | 0.04993 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.993%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 261,177
Investment, Identifier [Axis]: Take-Two Interactive Software Inc | FIXED | June 12, 2029 | 0.054
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.40%
Collateral, Par, or Maturity Value	$ 195,000
Current Value	$ 202,395
Investment, Identifier [Axis]: Take-Two Interactive Software Inc | FIXED | March 28, 2028 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 289,057
Investment, Identifier [Axis]: Tesla Auto Lease Trust 2024-A | FIXED | June 21, 2027 | 0.053
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.30%
Collateral, Par, or Maturity Value	$ 137,366
Current Value	$ 138,035
Investment, Identifier [Axis]: Tesla Electric Vehicle Trust 2023-1 | FIXED | June 20, 2028 | 0.0538
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.38%
Collateral, Par, or Maturity Value	$ 378,666
Current Value	$ 382,139
Investment, Identifier [Axis]: Texas Natural Gas Securitization Finance Corp | FIXED | April 1, 2035 | 0.05102
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.102%
Collateral, Par, or Maturity Value	$ 715,898
Current Value	$ 744,036
Investment, Identifier [Axis]: Toronto-Dominion Bank/The | FIXED | January 31, 2028 | 0.04861
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.861%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 300,746
Investment, Identifier [Axis]: Toronto-Dominion Bank/The | FIXED | June 2, 2028 | 0.04574
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.574%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 254,101
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2017-6 | VARIABLE | October 25, 2057 | 0.0275
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.75%
Collateral, Par, or Maturity Value	$ 76,916
Current Value	$ 76,092
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-2 | VARIABLE | March 25, 2058 | 0.0325 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 46,626
Current Value	$ 46,341
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-2 | VARIABLE | March 25, 2058 | 0.0325 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Collateral, Par, or Maturity Value	$ 98,922
Current Value	$ 98,319
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-3 | VARIABLE | May 25, 2058 | 0.0375 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 142,001
Current Value	$ 140,368
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-3 | VARIABLE | May 25, 2058 | 0.0375 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 140,226
Current Value	$ 138,614
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-4 | VARIABLE | October 25, 2059 | 0.029
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.90%
Collateral, Par, or Maturity Value	$ 488,832
Current Value	$ 472,826
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2021-1 | VARIABLE | November 25, 2061 | 0.0225
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 321,224
Current Value	$ 303,507
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2022-1 | VARIABLE | July 25, 2062 | 0.0375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 595,540
Current Value	$ 574,570
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2022-4 | FIXED | September 25, 2062 | 0.0375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.75%
Collateral, Par, or Maturity Value	$ 527,091
Current Value	$ 509,916
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2024-1 | FIXED | November 25, 2036 | 0.0516
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.16%
Collateral, Par, or Maturity Value	$ 1,045,000
Current Value	$ 1,084,436
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2025-1 | FIXED | May 25, 2038 | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.65%
Collateral, Par, or Maturity Value	$ 660,000
Current Value	$ 674,269
Investment, Identifier [Axis]: Toyota Auto Receivables 2024-C Owner Trust | FIXED | March 15, 2029 | 0.0488
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.88%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 263,298
Investment, Identifier [Axis]: Toyota Auto Receivables 2025-B Owner Trust | FIXED | November 15, 2029 | 0.0434
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.34%
Collateral, Par, or Maturity Value	$ 290,000
Current Value	$ 292,866
Investment, Identifier [Axis]: Toyota Lease Owner Trust 2025-B | FIXED | November 20, 2028 | 0.0396
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.96%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 281,076
Investment, Identifier [Axis]: Toyota Motor Credit Corp | FIXED | March 21, 2031 | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 105,393
Investment, Identifier [Axis]: Trane Technologies Financing Ltd | FIXED | March 21, 2029 | 0.038
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.80%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,394
Investment, Identifier [Axis]: Trinity Health | FIXED | December 1, 2034 | 0.03084
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.084%
Collateral, Par, or Maturity Value	$ 620,000
Current Value	$ 568,912
Investment, Identifier [Axis]: Truist Bank | FIXED | March 11, 2030 | 0.0225
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.25%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 230,888
Investment, Identifier [Axis]: Truist Bank | VARIABLE | July 24, 2028 | 0.0442
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.42%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 256,304
Investment, Identifier [Axis]: Truist Financial Corp | VARIABLE | January 26, 2029 | 0.04873
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.873%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 259,279
Investment, Identifier [Axis]: Truist Financial Corp | VARIABLE | May 20, 2031 | 0.05071
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.071%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 113,739
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C3 | FIXED | August 15, 2050 | 0.03167
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.167%
Collateral, Par, or Maturity Value	$ 520,000
Current Value	$ 516,219
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C6 | FIXED | December 15, 2050 | 0.035795
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.5795%
Collateral, Par, or Maturity Value	$ 545,000
Current Value	$ 537,743
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C7 | FIXED | December 15, 2050 | 0.03679
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.679%
Collateral, Par, or Maturity Value	$ 485,000
Current Value	$ 482,554
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2018-C8 | FIXED | February 15, 2051 | 0.03983
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.983%
Collateral, Par, or Maturity Value	$ 600,000
Current Value	$ 598,570
Investment, Identifier [Axis]: UBS Group AG | FIXED | March 23, 2028 | 0.04253
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.253%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,370
Investment, Identifier [Axis]: UBS Group AG | VARIABLE | August 10, 2027 | 0.01494 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.494%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 277,186
Investment, Identifier [Axis]: UBS Group AG | VARIABLE | August 10, 2027 | 0.01494 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.494%
Collateral, Par, or Maturity Value	$ 220,000
Current Value	$ 217,789
Investment, Identifier [Axis]: UBS Group AG | VARIABLE | February 11, 2033 | 0.02746
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.746%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 181,737
Investment, Identifier [Axis]: UBS Group AG | VARIABLE | May 12, 2028 | 0.04751
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.751%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 202,938
Investment, Identifier [Axis]: UDR Inc | FIXED | January 15, 2028 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 201,008
Investment, Identifier [Axis]: UDR Inc | FIXED | January 15, 2030 | 0.032
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Collateral, Par, or Maturity Value	$ 270,000
Current Value	$ 263,623
Investment, Identifier [Axis]: UDR Inc | FIXED | January 26, 2029 | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 81,934
Investment, Identifier [Axis]: US Bancorp | VARIABLE | January 23, 2030 | 0.05384
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.384%
Collateral, Par, or Maturity Value	$ 160,000
Current Value	$ 169,596
Investment, Identifier [Axis]: US Bancorp | VARIABLE | July 22, 2028 | 0.04548
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.548%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 215,988
Investment, Identifier [Axis]: US Bancorp | VARIABLE | July 23, 2030 | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.10%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 157,955
Investment, Identifier [Axis]: US Bancorp | VARIABLE | October 21, 2033 | 0.0585
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.85%
Collateral, Par, or Maturity Value	$ 40,000
Current Value	$ 43,353
Investment, Identifier [Axis]: US Bank NA/Cincinnati OH | VARIABLE | May 15, 2028 | 0.0473
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.73%
Collateral, Par, or Maturity Value	$ 250,000
Current Value	$ 254,083
Investment, Identifier [Axis]: USAA Auto Owner Trust 2024-A | FIXED | March 15, 2029 | 0.0503
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.03%
Collateral, Par, or Maturity Value	$ 324,381
Current Value	$ 327,654
Investment, Identifier [Axis]: USAA Auto Owner Trust 2025-A | FIXED | December 17, 2029 | 0.0395
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 281,225
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | April 1, 2049 | 0.0538
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.38%
Collateral, Par, or Maturity Value	$ 653,952
Current Value	$ 683,837
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | August 1, 2047 | 0.038
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.80%
Collateral, Par, or Maturity Value	$ 393,569
Current Value	$ 379,619
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | December 1, 2047 | 0.0471
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.71%
Collateral, Par, or Maturity Value	$ 1,160,370
Current Value	$ 1,168,449
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | December 1, 2048 | 0.0528
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.28%
Collateral, Par, or Maturity Value	$ 1,578,360
Current Value	$ 1,627,233
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | February 1, 2030 | 0.0414 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.14%
Collateral, Par, or Maturity Value	$ 69,351
Current Value	$ 70,508
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | February 1, 2030 | 0.0414 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.14%
Collateral, Par, or Maturity Value	$ 69,351
Current Value	$ 70,508
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | February 1, 2048 | 0.0461
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.61%
Collateral, Par, or Maturity Value	$ 3,786,442
Current Value	$ 3,829,749
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | January 1, 2049 | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.05%
Collateral, Par, or Maturity Value	$ 748,912
Current Value	$ 778,537
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | July 1, 2037 | 0.0298
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.98%
Collateral, Par, or Maturity Value	$ 168,582
Current Value	$ 162,076
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | July 1, 2038 | 0.0354
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.54%
Collateral, Par, or Maturity Value	$ 385,776
Current Value	$ 379,194
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | June 1, 2037 | 0.0281
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.81%
Collateral, Par, or Maturity Value	$ 212,107
Current Value	$ 200,770
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | June 1, 2038 | 0.036
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.60%
Collateral, Par, or Maturity Value	$ 257,714
Current Value	$ 249,964
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | June 1, 2047 | 0.0401
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.01%
Collateral, Par, or Maturity Value	$ 1,721,924
Current Value	$ 1,663,126
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | November 1, 2032 | 0.0209
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.09%
Collateral, Par, or Maturity Value	$ 100,278
Current Value	$ 94,641
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | November 1, 2047 | 0.0513
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.13%
Collateral, Par, or Maturity Value	$ 696,891
Current Value	$ 718,292
Investment, Identifier [Axis]: United States Small Business Administration | FIXED | September 1, 2049 | 0.0445
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.45%
Collateral, Par, or Maturity Value	$ 353,856
Current Value	$ 353,138
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | August 15, 2028 | 0.03625
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.625%
Collateral, Par, or Maturity Value	$ 3,500,000
Current Value	$ 3,557,768
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | August 15, 2035 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 2,910,000
Current Value	$ 2,983,995
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | December 15, 2028 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 5,395,000
Current Value	$ 5,399,604
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | December 31, 2027 | 0.03375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.375%
Collateral, Par, or Maturity Value	$ 1,120,000
Current Value	$ 1,118,091
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | February 15, 2035 | 0.04625
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.625%
Collateral, Par, or Maturity Value	$ 1,740,000
Current Value	$ 1,840,200
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | May 15, 2035 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 755,000
Current Value	$ 767,070
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | May 31, 2032 | 0.04125
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 2,665,000
Current Value	$ 2,713,389
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | November 15, 2028 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 5,365,000
Current Value	$ 5,385,190
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | November 15, 2034 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 4,070,000
Current Value	$ 4,143,492
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | November 15, 2035 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 1,130,000
Current Value	$ 1,122,097
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | November 30, 2027 | 0.03375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.375%
Collateral, Par, or Maturity Value	$ 4,530,000
Current Value	$ 4,535,300
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | November 30, 2030 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 6,380,000
Current Value	$ 6,341,311
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | November 30, 2031 | 0.04125
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.125%
Collateral, Par, or Maturity Value	$ 4,765,000
Current Value	$ 4,860,083
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | October 15, 2028 | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.50%
Collateral, Par, or Maturity Value	$ 4,705,000
Current Value	$ 4,736,980
Investment, Identifier [Axis]: United States Treasury Note/Bond | FIXED | September 15, 2028 | 0.03375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.375%
Collateral, Par, or Maturity Value	$ 7,885,000
Current Value	$ 7,934,518
Investment, Identifier [Axis]: UnitedHealth Group Inc | FIXED | December 15, 2028 | 0.03875
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.875%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,134
Investment, Identifier [Axis]: UnitedHealth Group Inc | FIXED | January 15, 2029 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,216
Investment, Identifier [Axis]: Ventas Realty LP | FIXED | April 1, 2027 | 0.0385
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.85%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,712
Investment, Identifier [Axis]: Ventas Realty LP | FIXED | January 15, 2029 | 0.044 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 150,000
Current Value	$ 153,750
Investment, Identifier [Axis]: Ventas Realty LP | FIXED | January 15, 2029 | 0.044 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.40%
Collateral, Par, or Maturity Value	$ 80,000
Current Value	$ 82,000
Investment, Identifier [Axis]: Ventas Realty LP | FIXED | March 1, 2028 | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.00%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 101,231
Investment, Identifier [Axis]: Verizon Communications Inc | FIXED | March 15, 2032 | 0.02355
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.355%
Collateral, Par, or Maturity Value	$ 623,000
Current Value	$ 554,165
Investment, Identifier [Axis]: Verizon Communications Inc | FIXED | March 22, 2028 | 0.021
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.10%
Collateral, Par, or Maturity Value	$ 310,000
Current Value	$ 299,503
Investment, Identifier [Axis]: Verizon Master Trust Series 2024-5 | FIXED | June 21, 2032 | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.00%
Collateral, Par, or Maturity Value	$ 505,000
Current Value	$ 521,537
Investment, Identifier [Axis]: Verizon Master Trust | FIXED | August 20, 2030 | 0.0417
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.17%
Collateral, Par, or Maturity Value	$ 765,000
Current Value	$ 770,707
Investment, Identifier [Axis]: Verizon Master Trust | FIXED | August 20, 2031 | 0.0396
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.96%
Collateral, Par, or Maturity Value	$ 215,000
Current Value	$ 215,817
Investment, Identifier [Axis]: Verizon Master Trust | FIXED | November 20, 2029 | 0.0567
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.67%
Collateral, Par, or Maturity Value	$ 490,000
Current Value	$ 498,714
Investment, Identifier [Axis]: Virginia Power Fuel Securitization LLC | FIXED | May 1, 2031 | 0.04877 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.877%
Collateral, Par, or Maturity Value	$ 485,000
Current Value	$ 500,279
Investment, Identifier [Axis]: Virginia Power Fuel Securitization LLC | FIXED | May 1, 2031 | 0.04877 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.877%
Collateral, Par, or Maturity Value	$ 225,000
Current Value	$ 232,088
Investment, Identifier [Axis]: Volkswagen Auto Lease Trust 2025-A | FIXED | June 20, 2028 | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.50%
Collateral, Par, or Maturity Value	$ 370,000
Current Value	$ 374,226
Investment, Identifier [Axis]: Volkswagen Auto Lease Trust 2025-B | FIXED | January 22, 2029 | 0.0401
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.01%
Collateral, Par, or Maturity Value	$ 210,000
Current Value	$ 211,098
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 2025-2 | FIXED | March 20, 2030 | 0.0392
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.92%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 461,777
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC | FIXED | August 15, 2027 | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.85%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 205,599
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC | FIXED | June 8, 2027 | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.35%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 200,879
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC | FIXED | September 12, 2026 | 0.057
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.70%
Collateral, Par, or Maturity Value	$ 240,000
Current Value	$ 246,648
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC | FIXED | September 12, 2028 | 0.0565
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 450,000
Current Value	$ 471,788
Investment, Identifier [Axis]: Voya Global Funding | FIXED | November 24, 2030 | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.60%
Collateral, Par, or Maturity Value	$ 45,000
Current Value	$ 45,471
Investment, Identifier [Axis]: Vulcan Materials Co | FIXED | December 1, 2029 | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.95%
Collateral, Par, or Maturity Value	$ 110,000
Current Value	$ 113,388
Investment, Identifier [Axis]: WEC Energy Group Inc | FIXED | October 15, 2027 | 0.01375
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	1.375%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 124,652
Investment, Identifier [Axis]: WFCIT 2024-A1 A | FIXED | February 15, 2029 | 0.0494
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.94%
Collateral, Par, or Maturity Value	$ 285,000
Current Value	$ 289,407
Investment, Identifier [Axis]: WHARF Commercial Mortgage Trust 2025-DC | VARIABLE | July 15, 2040 | 0.053495
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.3495%
Collateral, Par, or Maturity Value	$ 350,000
Current Value	$ 361,509
Investment, Identifier [Axis]: WMRK Commercial Mortgage Trust 2022-WMRK | FLOATING | November 15, 2027 | 0.065391
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.5391%
Collateral, Par, or Maturity Value	$ 310,534
Current Value	$ 313,251
Investment, Identifier [Axis]: WRKCo Inc | FIXED | June 1, 2028 | 0.039
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.90%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 199,659
Investment, Identifier [Axis]: Warnermedia Holdings Inc | FIXED | March 15, 2027 | 0.03755 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.755%
Collateral, Par, or Maturity Value	$ 54,000
Current Value	$ 54,234
Investment, Identifier [Axis]: Warnermedia Holdings Inc | FIXED | March 15, 2027 | 0.03755 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.755%
Collateral, Par, or Maturity Value	$ 98,000
Current Value	$ 98,424
Investment, Identifier [Axis]: Warnermedia Holdings Inc | FIXED | March 15, 2029 | 0.04054
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.054%
Collateral, Par, or Maturity Value	$ 260,000
Current Value	$ 254,654
Investment, Identifier [Axis]: Warnermedia Holdings Inc | FIXED | March 15, 2032 | 0.04279
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.279%
Collateral, Par, or Maturity Value	$ 128,000
Current Value	$ 113,974
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | April 23, 2029 | 0.0497
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.97%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 205,665
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | January 23, 2030 | 0.05198 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.198%
Collateral, Par, or Maturity Value	$ 200,000
Current Value	$ 210,683
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | January 23, 2030 | 0.05198 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.198%
Collateral, Par, or Maturity Value	$ 130,000
Current Value	$ 136,944
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | January 24, 2028 | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 102,987
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | January 24, 2031 | 0.05244
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.244%
Collateral, Par, or Maturity Value	$ 115,000
Current Value	$ 121,790
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | July 25, 2028 | 0.04808
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.808%
Collateral, Par, or Maturity Value	$ 330,000
Current Value	$ 340,625
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | July 25, 2029 | 0.05574
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.574%
Collateral, Par, or Maturity Value	$ 140,000
Current Value	$ 148,441
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | March 2, 2033 | 0.0335
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.35%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 435,009
Investment, Identifier [Axis]: Wells Fargo & Co | VARIABLE | March 24, 2028 | 0.03526
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.526%
Collateral, Par, or Maturity Value	$ 320,000
Current Value	$ 320,992
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-C35 | FIXED | July 15, 2048 | 0.02674
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.674%
Collateral, Par, or Maturity Value	$ 523,771
Current Value	$ 522,466
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-LC24 | FIXED | October 15, 2049 | 0.02684
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.684%
Collateral, Par, or Maturity Value	$ 600,158
Current Value	$ 597,422
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-NXS6 | FIXED | November 15, 2049 | 0.02642
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.642%
Collateral, Par, or Maturity Value	$ 458,834
Current Value	$ 458,920
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C38 | FIXED | July 15, 2050 | 0.0319
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.19%
Collateral, Par, or Maturity Value	$ 350,675
Current Value	$ 347,363
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39 | FIXED | September 15, 2050 | 0.03157 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.157%
Collateral, Par, or Maturity Value	$ 305,000
Current Value	$ 300,907
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39 | FIXED | September 15, 2050 | 0.03157 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.157%
Collateral, Par, or Maturity Value	$ 635,000
Current Value	$ 626,479
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39 | FIXED | September 15, 2050 | 0.03418
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.418%
Collateral, Par, or Maturity Value	$ 515,000
Current Value	$ 507,545
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C40 | FIXED | October 15, 2050 | 0.03317
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.317%
Collateral, Par, or Maturity Value	$ 760,000
Current Value	$ 752,784
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2018-C43 | VARIABLE | March 15, 2051 | 0.04012
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.012%
Collateral, Par, or Maturity Value	$ 1,020,000
Current Value	$ 1,019,024
Investment, Identifier [Axis]: Welltower OP LLC | FIXED | January 15, 2032 | 0.0275
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	2.75%
Collateral, Par, or Maturity Value	$ 120,000
Current Value	$ 110,842
Investment, Identifier [Axis]: Weyerhaeuser Co | FIXED | May 15, 2026 | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.75%
Collateral, Par, or Maturity Value	$ 100,000
Current Value	$ 100,812
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC | FIXED | April 18, 2038 | 0.058 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.80%
Collateral, Par, or Maturity Value	$ 131,239
Current Value	$ 132,351
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC | FIXED | April 18, 2038 | 0.058 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.80%
Collateral, Par, or Maturity Value	$ 152,603
Current Value	$ 153,897
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC | FIXED | August 18, 2038 | 0.0646
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	6.46%
Collateral, Par, or Maturity Value	$ 358,762
Current Value	$ 363,809
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC | FIXED | February 18, 2039 | 0.0549
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.49%
Collateral, Par, or Maturity Value	$ 144,153
Current Value	$ 146,224
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC | FIXED | May 18, 2040 | 0.0441
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.41%
Collateral, Par, or Maturity Value	$ 205,000
Current Value	$ 206,977
Investment, Identifier [Axis]: Williams Cos Inc/The | FIXED | March 15, 2029 | 0.049 1
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 93,233
Investment, Identifier [Axis]: Williams Cos Inc/The | FIXED | March 15, 2029 | 0.049 2
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.90%
Collateral, Par, or Maturity Value	$ 90,000
Current Value	$ 93,233
Investment, Identifier [Axis]: Williams Cos Inc/The | FIXED | March 15, 2033 | 0.0565
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.65%
Collateral, Par, or Maturity Value	$ 170,000
Current Value	$ 181,920
Investment, Identifier [Axis]: Williamsburg Economic Development Authority | FIXED | November 1, 2035 | 0.04957
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.957%
Collateral, Par, or Maturity Value	$ 95,000
Current Value	$ 96,121
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2024-B | FIXED | September 17, 2029 | 0.0527
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	5.27%
Collateral, Par, or Maturity Value	$ 325,379
Current Value	$ 329,142
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2024-C | FIXED | December 17, 2029 | 0.0443
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.43%
Collateral, Par, or Maturity Value	$ 475,000
Current Value	$ 478,783
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-B | FIXED | September 16, 2030 | 0.0434
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.34%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 465,000
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-C | FIXED | November 15, 2030 | 0.0408
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.08%
Collateral, Par, or Maturity Value	$ 225,000
Current Value	$ 226,713
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-D | FIXED | March 17, 2031 | 0.0395
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.95%
Collateral, Par, or Maturity Value	$ 460,000
Current Value	$ 462,216
Investment, Identifier [Axis]: World Omni Select Auto Trust 2024-A | FIXED | February 15, 2030 | 0.0498
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.98%
Collateral, Par, or Maturity Value	$ 280,000
Current Value	$ 282,023
Investment, Identifier [Axis]: Yale University | FIXED | April 15, 2032 | 0.04701
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.701%
Collateral, Par, or Maturity Value	$ 335,000
Current Value	$ 348,288
Investment, Identifier [Axis]: eBay Inc | FIXED | March 6, 2029 | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	4.25%
Collateral, Par, or Maturity Value	$ 85,000
Current Value	$ 85,850